File No. 333-17391
                                                               811-07959


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                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549


                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   | |
                          Pre-Effective Amendment No.                 | |
                       Post-Effective Amendment No. 37                |x|

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940                         | |
                              Amendment No. 39                        |x|

                              ADVISORS SERIES TRUST
               (Exact name of registrant as specified in charter)

                       4455 E. Camelback Road, Suite 261E
                                Phoenix, AZ 85018
              (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number (including area code): (602) 952-1100


                               ROBERT H. WADSWORTH
                              Advisors Series Trust
                       4455 E. Camelback Road, Suite 261E
                                Phoenix, AZ 85018
               (Name and address of agent for service of process)


Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective (check appropriate box)
         | |        immediately upon filing pursuant to paragraph (b)
         | |        on (date) pursuant to paragraph (b)
         |x|        60 days after filing pursuant to paragraph (a)(i)x
         | |        on (date) pursuant to paragraph (a)(i)
         | |        75 days after filing pursuant to paragraph (a)(ii)
         | |        on (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box
         | | this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

--------------------------------------------------------------------------------

                              KAMINSKI POLAND FUND



                            PROSPECTUS & APPLICATION
                                 Class A Shares
                                    [ , 1999]



                                   MANAGED BY
                         KAMINSKI ASSET MANAGEMENT, INC.
                              319 1st Avenue North
                             MINNEAPOLIS, MN 55401

                              Kaminski Poland Fund

                                 Class A Shares
                              319 1st Avenue North
                              Minneapolis, MN 55401
                         Fund Literature (888) POL-FUND
                      Shareholder Services (888) 229-2105



     The Kaminski Poland Fund (the "Fund") is a mutual fund that seeks long term growth by investing in publicly traded securities of companies based in the Republic of Poland. Kaminski Asset Management, Inc. (the "Advisor") is the investment advisor to the Fund. There can be no assurance that the Fund will achieve its investment objective.

     The securities market in Poland is considered an "emerging market" with greater risks than are present in the more developed economy and market of the United States. The Fund should not be considered a complete investment program. See the Appendix "Special Considerations and Risks" at the end of this Prospectus.

     This Prospectus sets forth basic information about the Fund that prospective investors should know before investing. It should be read and retained for future reference. The Fund is a separate series of Advisors Series Trust (the "Trust"), an open-end registered management investment company. A Statement of Additional Information (the "SAI") dated [ , 1999], as may be amended from time to time, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. This SAI is available without charge upon request to the Fund at the address or telephone number given above. The SEC maintains an internet site (http://www.sec.gov) that contains the SAI, other material incorporated by reference and other information about companies that file electronically with the SEC.


     Mutual fund shares are not deposits or obligations of (or endorsed or guaranteed by) any bank, nor are they federally insured or otherwise protected by the Federal Deposit Insurance Corporation ("FDIC"), the Federal Reserve Board or any other agency. Investing in any mutual fund involves investment risks, including the possible loss of principal, and the value and return of any mutual fund will fluctuate. In the case of this Fund, investors should be prepared to accept significant volatility in share price and potentially substantial loss of principal.


These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.



                           Prospectus dated [ , 1999]

Expense Table....................................  2
Financial Highlights.............................  3
Investment Objectives and Policies...............  4
Management of the Fund...........................  6
Investor Guide...................................  7
Services Available to Shareholders...............  9
How to Redeem Your Shares........................ 10
Distributions and Taxes.......................... 11
General Information.............................. 12
Appendix, Special Considerations and Risks....... 13

                                  EXPENSE TABLE


Expenses are one of several factors to consider when investing in the Fund. There are two types of expenses involved: shareholder transaction expenses, such as sales loads, and annual operating expenses, such as investment advisory fees. The Fund has adopted a plan of distribution under which it will pay the Advisor, as Distribution Coordinator, a fee at the annual rate of up to 0.25% of the Fund's net assets. A long-term shareholder may pay more, directly and indirectly, in such fees than the maximum sales charge permitted under the rules of the National Association of Securities Dealers. Shares will be redeemed at the next calculated net asset value per share.

Shareholder Transaction Expenses

  Maximum Sales Load Imposed on Purchases
     (as a percentage of offering price)(a)............................    5.75%
  Maximum Sales Load Imposed on Reinvested Dividends...................    None
  Maximum Deferred Sales Load (b)......................................    1.00%
  Redemption Fees......................................................    None

(a) The sales load you pay is subject to breakpoints. See "Investor Guide" in this prospectus for further information.

(b) The deferred sales load (as a percentage of original purchase price or redemption proceeds, whichever is lower) will be imposed on redemptions made within 18 months of purchase. This deferred sales load will apply only sales made above the $500,000 breakpoint amount.

Annual Operating Expenses
   (As a percentage of average net assets)

Investment Advisory Fees, net of fee waivers...........................    ---
12b-1 Fees.............................................................    0.25%
Other Expenses (after expense reimbursement)...........................    2.50%
                                                                          ------
Total Operating Expenses (after expense reimbursement).................    2.75%
                                                                          ======


The Advisor has voluntarily agreed to reduce its fees and/or pay expenses of the Fund to insure that the Fund's expenses will not exceed 2.75%. If the Advisor had not limited the Fund's expenses, "Investment Advisory Fees" would have been 1.45%, "Other Expenses" would have been 15.87%, and "Total Operating Expenses" would have been 17.57% for the Fund's fiscal year ended June 30, 1998. The Advisory Agreement permits reimbursement by the Fund to the Advisor of fees waived or expenses reimbursed within a three-year period following such fee waivers or expenses reimbursements provided they are approved by the Board of Trustees, and the resulting Fund expenses do not exceed 2.75%. The Advisor may seek reimbursement before current expenses of the Fund are paid. See "Management of the Fund."

Example

This table illustrates the net operating expenses that would be incurred by an investment in the Fund over different time periods assuming a $1,000 investment, a 5% annual return.

Assuming redemption        1 Year         3 Years       5 Years      10 Years
at the end of period        $ 93           $ 138         $194          $346
Assuming no redemption       $28            $85          $145          $306

The Example shown above should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. In addition, federal regulations require the Example to assume a 5% annual return, but the Fund's actual return may be higher or lower. See "Management of the Fund."

FINANCIAL HIGHLIGHTS

The table that follows includes financial information related to another class of shares of the Fund not subject to sales loads because Class A shares were not offered during the periods shown. The financial information for the period ended June 30, 1998, was audited by PricewaterhouseCoopers LLP, whose report dated August 21, 1998 is included in the 1998 Annual Report of the Fund.

For a capital share outstanding throughout the period

--------------------------------------------------------------------------------------------------
                                                              July 1, 1998          July 9, 1997*
                                                                 through               through
                                                            December 31, 1998       June 30, 1998
                                                               (Unaudited)
--------------------------------------------------------------------------------------------------

Net asset value, beginning of period                            $                    $ 10.00
--------------------------------------------------------------------------------------------------
Loss from investment operations:
   Net investment loss++                                                               (0.08)
   Net realized and unrealized loss on investments                                     (1.67)
--------------------------------------------------------------------------------------------------
Total from investment operations                                                       (1.75)
--------------------------------------------------------------------------------------------------

Net asset value, end of period                                 $                     $  8.25
==================================================================================================

Total Return                                                                          (17.60%)**

Ratios/supplemental data:
Net assets, end of period (thousands)                           $                   $   1,362

Ratio of expenses to average net assets:
   Before expense reimbursement                                                        17.57 %+
   After expense reimbursement                                                          2.75 %+

Ratio of net investment loss to average net assets:
   Before expense reimbursement                                                       (16.30%)+
   After expense reimbursement                                                         (1.48%)+

Portfolio turnover rate                                                                25.74%

*Commencement of operations.

++Annualized.

++Net investment loss per share is calculated using the ending balance prior to consideration of adjustments for permanent book and tax differences.

**Not Annualized.

INVESTMENT OBJECTIVE AND POLICIES

What is the Fund's investment objective?

The investment objective of the Fund is long term growth of capital. There can be no assurance that the Fund will achieve its objective.

How does the Fund seek to achieve its objective?

Kaminski Asset Management, Inc. (the "Advisor"), selects equity securities for the Fund's portfolio that are issued by companies based in the Republic of Poland. While there are currently over 190 stocks listed on the Warsaw Stock Exchange, the Fund will invest only in certain of these stocks and will have a fairly limited portfolio. In addition, the Fund may invest in shares of investment companies that are being created as part of the privatization of state-owned companies.

In selecting stocks for the Fund's portfolio, the Advisor can purchase stocks of issuers with aggregate market capitalization greater than $10 million and an annual rate of earnings growth that is greater than 10%. Currently, these criteria are met by approximately 85% of all Warsaw Stock Exchange listed companies. After a security is purchased, if it subsequently fails to meet either of these criteria, the Advisor will consider liquidating some or all of the position, but it is not required to eliminate the security from the Fund's portfolio. This is an operating policy of the Fund, and not a fundamental policy, and it may be changed by a vote of the Trustees of the Trust.

Because the Polish market is limited in market capitalization, the Fund may have to close to new investors if its total assets exceed the amount that the Advisor believes can be invested effectively.

What investment opportunities exist in the Republic of Poland?

Until relatively recently, Poland had a centrally planned economy, primarily influenced by socialist and communist political philosophies and characterized by nationalized industries, fixed prices and limited external trade. Since the late 1980's, the Republic of Poland has undertaken political and economic reforms, founded upon an ideological shift from socialism and communism to capitalism. In 1990, a fully free election for the government was held. These reforms have had the effect of creating a market-driven economy and have made foreign investment possible.

The transition to a market-driven economy has been difficult and had the immediate effect of high inflation rates, increased unemployment and a significant decline in living standards as real wages fell. In addition, most of Poland's external trade was formerly limited to the former Soviet Union and other Warsaw Pact countries. As a consequence of all of these factors, Poland experienced a significant drop in GDP.

In the last few years, these reforms have led to an improvement in the economy of the Republic of Poland, which has been growing in real terms. In addition, significant progress has been made in reducing inflation and government budget deficits.

In 1998, the GDP of the Republic of Poland was approximately $150 billion. By way of comparison, in the same period, the GDP for the United States was $8.13 trillion. In 1997, the average GDP per capita of Poland was $3,876.

The Advisor believes that current conditions in Poland will result in a significant level of economic activity, offering the potential for long-term capital appreciation from investment in equity securities of issuers based there. The Advisor believes that the strategic location of Poland between Western Europe and Russia and Asia should benefit its economy by permitting it to take advantage of the modernization, technology and capital available in Western Europe and the large consumer base to the east. The privatization of formerly state-run enterprises and the substantial restructuring of established industries as the economy shifts from a quota-driven command economy to a free market, supply and demand-driven economy and as companies begin to identify and exploit domestic and export markets should result in investment opportunities. The private sector, however, is not as developed in Poland as it is in Western Europe. The total population of Poland is approximately 39 million and is well-educated (relative to other emerging markets), with literacy rates that compare favorably to those in Western Europe. For example, the literacy rates averaged 99% in 1997 as compared with 100% in Germany in the same period. Annual wage rates, however, are significantly lower than in the United States and Germany.

What risks are associated with an investment in the Fund?

There are risks associated with all securities, but an investment in the Fund entails more risks than in most other mutual funds. First, there are currency risks. Most of the Fund's portfolio securities will be denominated in Polish zlotys, and changes in the value of the zloty relative to the U.S. dollar will affect the Fund's net asset value. If the dollar increases in value in relation to the zloty and the price of securities is unchanged, the value of the Fund's portfolio will decrease, and vice versa. Second, while regulation of securities and the Warsaw Stock Exchange is similar to the regulatory framework in the U.S., there is considerably less experience with regulation in Poland. Third, the securities market in Poland is considered to be an "emerging market", with greater risks than are present in the more developed economy and market of the U.S. There is significantly less liquidity than in U.S. markets, which may lead to difficulties in selling the Fund's portfolio securities. Finally, because the Fund concentrates its investments in Poland, it will be subject to economic and political developments that affect that country, unlike other international funds which diversify among several countries. These risks are described in detail in the Appendix at the end of this Prospectus, and you should read this Appendix carefully before investing. Also, you should not consider the Fund to be a complete investment program, in which you should invest all, or even a significant portion, of your assets.

Other securities the Fund might purchase and other investment techniques.

Under normal market conditions, the Fund will invest at least 80% of its total assets in common stocks of companies based in the Republic of Poland. If the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest without limit in high quality, short-term debt securities and money market instruments. These short-term debt securities and money market instruments include commercial paper, certificates of deposit, bankers' acceptances, U.S. Government securities and repurchase agreements. The Fund may buy or write options on equities and on stock indices, and it may engage in foreign exchange transactions. More information about these investments is contained in the SAI.

Lending securities.

To increase its income, the Fund may lend securities from its portfolio to brokers, dealers and other financial institutions. No more than one-third of the Fund's total assets may be represented by loaned securities. The Fund's loans of portfolio securities will be collateralized at all times by high quality liquid securities equal in value to the securities loaned.

Investment restrictions.

The Fund has adopted certain investment restrictions, which are described fully in the Statement of Additional Information. Like the Fund's investment objective, certain of these restrictions are fundamental and may be changed only by a majority vote of the Fund's outstanding shares. As a fundamental policy the Fund must, under normal circumstances, invest at least 80% of its assets in securities of issuers based in the Republic of Poland. The Fund is non-diversified, which means that as to 50% of its total assets, no more than 5% may be invested in the securities of a single issuer and the Fund's position in any single issuer may not represent more than 10% of such issuer's voting securities.

There is, of course, no assurance that the Fund's objective will be achieved. Because prices of common stocks and other securities fluctuate, the value of an investment in the Fund will vary as the market value of its investment portfolio changes.

                             MANAGEMENT OF THE FUND

The Board of Trustees of the Trust establishes the Fund's policies and supervises and reviews the management of the Fund.

The Advisor.

The Fund's Advisor is Kaminski Asset Management, Inc., 319 1st Avenue North, Minneapolis, MN 55401. The Advisor, which is controlled by M.G. Kaminski, incorporated in December, 1996. Mr. Kaminski is the President and Chief Executive Officer of the Advisor and the portfolio manager of the Fund. Mr. Kaminski was, from October, 1992, until December, 1996, a Vice President of PaineWebber Incorporated and was responsible for client assets aggregating approximately $100 million in 1996. Prior to joining PaineWebber, Mr. Kaminski was associated with Piper Jaffray, Inc.

The Advisor provides the Fund with advice on buying and selling securities, manages the investments of the Fund, furnishes the Fund with office space and certain administrative services, and provides most of the personnel needed by the Fund. As compensation, the Fund pays the Advisor a monthly management fee based upon the average daily net assets of the Fund at the annual rate of 1.45% of average net assets on the first $20 million of net assets of the Fund, reduced to 1.25% on assets in excess of $20 million. This fee is higher than that paid by most mutual funds.

The Administrator.

Investment Company Administration, LLC (the "Administrator") prepares various federal and state regulatory filings, reports and returns for the Fund, prepares reports and materials to be supplied to the trustees, monitors the activities of the Fund's custodian, shareholder servicing agent and accountants, and coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the rate annual rate of 0.20%, subject to a $30,000 annual minimum. Other operating expenses.

The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund's aggregate annual operating expenses to the limit set forth in the Expense Table (the "expense cap"). Any such reductions made by the Advisor in its fees or payment of expenses which are the Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial six years and seventh year of the Fund's operations. Any such reimbursement is also contingent upon Board of Trustees' subsequent review and ratification of the reimbursed amounts. Such reimbursement may not be paid prior to the Fund's payment of current ordinary operating expenses.


Pursuant to a plan of distribution adopted by the Trust, on behalf of the Fund, pursuant to Rule 12b-1 under the 1940 Act (the "Plan"), the Fund may reimburse the Advisor for distribution and related expenses incurred by the Advisor up to
 .25% of the Fund's average net assets. Expenses permitted to be paid include preparation, printing and mailing of prospectuses, shareholder reports such as semi-annual and annual reports, performance reports and newsletters, sales literature and other promotional material to prospective investors, direct mail solicitations, advertising, public relations, compensation of sales personnel, advisors or other third parties for their assistance with respect to the distribution of the Fund's shares, payments to financial intermediaries for shareholder support, administrative and accounting services with respect to shareholders of the Fund and such other expenses as may be approved from time to time by the Board of Trustees of the Trust.

The Plan allows excess distribution expenses to be carried forward by the Advisor, as distribution coordinator, and resubmitted in a subsequent fiscal year, provided that (i) distribution expenses cannot be carried forward for more than three years following initial submission; (ii) the Trustees have made a determination at the time of initial submission that the distribution expenses are appropriate to be carried forward and (iii) the Trustees make a further determination, at the time any distribution expenses which have been carried forward are submitted for payment, that payment at the time is appropriate, consistent with the objectives of the Plan and in the current best interests of shareholders.

Under the Plan, the Trustees will be furnished quarterly with information detailing the amount of expenses paid under the Plan and the purposes for which payments were made. The Plan may be terminated at any time by vote of a majority of the Trustees of the Trust who are not interested persons. Continuation of the Plan is considered by such Trustees no less frequently than annually.

Brokerage transactions.

The Advisor considers a number of factors in determining which brokers or dealers to use for the Fund's portfolio transactions. While these are more fully discussed in the Statement of Additional Information, the factors include, but are not limited to, the reasonableness of commissions, quality of services and execution, and the availability of research which the Advisor may lawfully and appropriately use in its investment advisory capacities. Provided the Fund receives prompt execution at competitive prices, the Advisor may also consider the sale of Fund shares as a factor in selecting broker/dealers for the Fund's portfolio transactions. Because there are relatively few broker/dealers who can handle transactions in Polish securities, the Fund will be limited in its selection of broker/dealers and may have to pay higher commission rates than are paid by institutions on U.S. securities. INVESTOR GUIDE

How to purchase shares of the Fund.

There are several ways to purchase shares of the Fund. An Application Form, which accompanies this Prospectus, is used if you send money directly to the Fund by mail or by wire. If you have questions about how to invest, or about how to complete the Application Form, please call an account representative at (888) 229-2105.

You may send money to the Fund by mail.

If you wish to invest by mail, simply complete the Application Form and mail it with a check (made payable to the Kaminski Poland Fund) to the Fund's Shareholder Servicing Agent:

Kaminski Poland Fund
P.O. Box 640947
Cincinnati, OH 45264-0947

You may wire money to the Fund.

Before sending a wire, you should call the Fund at (888) 229-2105 between 9:00 a.m. and 5:00 p.m., Eastern time, on a day when the New York Stock Exchange ("NYSE") is open for trading, in order to receive an account number. It is important to call and receive this account number, because if your wire is sent without it or without the name of the Fund, there may be a delay in investing the money you wire. You should then ask your bank to wire money to:

Star Bank, N.A. Cinti/Trust
ABA # 0420-0001-3
for credit to Kaminski Poland Fund
DDA # 486479769
for further credit to [your name and account #]

Your bank may charge you a fee for sending a wire to the Fund.

You may purchase shares through an investment dealer.

You may be able to invest in and redeem shares of the Fund through an investment broker or dealer, if the broker/dealer has made arrangements with the Distributor. The broker/dealer is authorized to designate intermediaries to accept orders on the Fund's behalf. The broker/dealer or the authorized designee may place an order for you with the Fund; the Fund will be deemed to have received the order when the authorized broker/dealer or authorized designee accepts the order. The price you will pay will be the net asset value which is next calculated after the acceptance of the order by the authorized broker/dealer or the authorized designee plus the applicable sales charge as set forth in the following table. A broker/dealer may charge you a fee for placing your order. The broker/dealer may also hold the shares you purchase in its omnibus account rather than in your name in the records of the Fund's transfer agent. The Fund may reimburse the broker, dealer, or other agent for maintaining records of your account as well as for other services provided to you.

Your broker/dealer is responsible for sending your money to the Fund promptly after placing the order to purchase shares, and the Fund may cancel the order if payment is not received from the broker/dealer promptly.

Minimum investments.

The minimum initial investment in the Fund is $1,000. The minimum subsequent investment is $250.

What is the price you pay for each share of the Fund?

When you invest in the Fund, you pay the "offering price" of a share. The offering price of shares is the net asset value per share plus a sales charge that is based on the amount purchased, as described in the table.

--------------------------------------------------------------------------------------------------------
                                       Sales Charge              Sales Charge           Portion of Sales
                                    as a Percentage of        as a Percentage of         Charge Retained
Amount of Purchase                    Offering Price            Net Asset Value            by Dealers
--------------------------------------------------------------------------------------------------------

Less than $50,000                          5.75%                     6.10%                    5.00%
$50,000 but less than $100,000             4.75%                     5.00%                    4.00%
$100,000 but less than $250,000            3.75%                     3.90%                    3.00%
$250,000 but less than $500,000            2.50%                     2.60%                    2.00%
$500,000 but less than $1,000,000          1.75%                     1.80%                    1.50%
$1,000,000 or more                           -                         -                        -

Sales Charge Reductions.

Letter of Intent - An investor may qualify for an immediate reduced sales charge on purchases by completing the Letter of Intent section on the Application Form. The investor will state an intention to purchase, during the next 13 months a specified amount of shares which, if made at one time, would qualify for a reduced sales charge.

Rights of Accumulation - The reduced sales charges applicable to purchases apply on a cumulative basis over any period of time. Thus the value of all shares of the Fund owned by an investor (including the investor's own account, IRA account, or other account), taken at current net asset value, can be combined with a current purchase of shares to determine the rate of sales charge applicable to the current purchase in order to receive the cumulative quantity reduction. When opening a new account, the fact that the investor currently holds shares of the Fund must be indicated on the Application Form in order to receive the cumulative quantity discount. For subsequent purchases, the Fund's Shareholder Servicing Agent (888-229-2105) should be notified of current Fund holdings prior to the purchase of additional shares.

Subsequent investments.

You may purchase additional shares of the Fund by sending a check, with the stub from an account statement, to the Fund at the address above. Please also write your account number on the check. (If you do not have a stub from an account statement, you can write your name, address and account number on a separate piece of paper and enclose it with your check.) If you want to send additional money for investment by wire, it is important for you to call the Fund at (888) 229-2105.

When is money invested in the Fund?

Any money received for investment in the Fund, less the applicable sales charge, whether sent by check or by wire, is invested at the net asset value of the Fund which is next calculated after the money is received (assuming the check or wire correctly identifies the Fund and account). The net asset value is calculated at the close of regular trading of the NYSE, currently 4:00 p.m., Eastern time. A check or wire received after the NYSE closes is invested as of the next calculation of the Fund's net asset value.

What is the net asset value of the Fund?

The Fund's net asset value per share is calculated by dividing the value of the Fund's total assets, less its liabilities, by the number of its shares outstanding. In calculating the net asset value, portfolio securities are valued using current market values, if available. Securities for which market quotations are not readily available are valued at fair values determined in good faith by or under the supervision of the Board of Trustees of the Trust. The fair value of short-term obligations with remaining maturities of 60 days or less is considered to be their amortized cost.

Other information.

First Fund Distributors, Inc., 4455 E. Camelback Road, Suite 261E, Phoenix, AZ 85018, an affiliate of the Administrator, is the principal underwriter ("Distributor") of the Fund's shares. The Distributor may waive the minimum investment requirements for purchases by certain group or retirement plans. All investments must be made in U.S. dollars, and checks must be drawn on U.S. banks. Third party checks will not be accepted. A charge may be imposed if any check used for investment does not clear. The Fund and the Distributor reserve the right to reject any investment, in whole or in part. Federal tax law requires that investors provide a certified taxpayer identification number and other certifications on opening an account in order to avoid backup withholding of taxes. See the Application Form for more information about backup withholding. The Fund is not required to issue share certificates; all shares are normally held in non-certificated form on the books of the Fund, for the account of the shareholder.

SERVICES AVAILABLE TO SHAREHOLDERS

Retirement Plans.

You may obtain prototype IRA plans from the Fund. Shares of the Fund are also eligible investments for other types of retirement plans.

Automatic investing by check.

You may make regular monthly investments in the Fund using the "Automatic Investment Plan." A check is automatically drawn on your personal checking account each month for a predetermined amount (but not less than $50), as if you had written it directly. Upon receipt of the withdrawn funds, the Fund automatically invests the money in additional shares of the Fund at the current net asset value. Applications for this service are available from the Fund. There is no charge by the Fund for this service. The Fund may terminate or modify this privilege at any time, and shareholders may terminate their participation by notifying the Shareholder Servicing Agent in writing, sufficiently in advance of the next withdrawal.


Automatic withdrawals.

The Fund offers a Systematic Withdrawal Program whereby shareholders may request that a check drawn in a predetermined amount be sent to them each month or calendar quarter. To start this Program, your account must have Fund shares with a value of at least $10,000, and the minimum amount that may be withdrawn each month or quarter is $50. The Program may be terminated or modified by a shareholder or the Fund at any time without charge or penalty. A withdrawal under the Systematic Withdrawal Program involves a redemption of shares of the Fund, and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.

                            HOW TO REDEEM YOUR SHARES

You have the right to redeem all or any portion of your shares of the Fund at their net asset value on each day the NYSE is open for trading. A deferred sales load of 1.00% (as a percentage of original purchase price or redemption proceeds, whichever is lower) will be imposed on redemptions made within 18 months of purchase. This deferred sales load will apply to only to sales made above the $500,000 breakpoint amount. In order to keep any applicable deferred sales load as low as possible, shares not subject to a deferred sales load will be sold first, on a first-in, first-out basis.

Redemption in writing.

If you purchased shares directly from the Fund, you may redeem your shares by simply sending a written request to the Fund. You should give your account number and state whether you want some or all of your shares redeemed. The letter should be signed by all of the shareholders whose names appear in the account registration. You should send your redemption request to:

Kaminski Poland Fund
150 Motor Parkway, Suite 109
Hauppauge, NY 11788-0132

Signature guarantee.

If the value of the shares you wish to redeem exceeds $100,000, the signatures on the redemption request must be guaranteed by an "eligible guarantor institution". These institutions include banks, broker-dealers, credit unions and savings institutions. A broker-dealer guaranteeing a signature must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. A notary public is not an acceptable guarantor. Redemption by telephone. If you complete the Redemption by Telephone portion of the Fund's Application Form, you may redeem shares on any business day the NYSE is open by calling the Fund's Shareholder Servicing Agent at (888) 229-2105 before 4:00 p.m. Eastern time. Redemption proceeds will be mailed or wired, at your direction, on the next business day to the bank account you designated on the Application Form. The minimum amount that may be wired is $1,000 (wire charges, if any, will be deducted from redemption proceeds). Telephone redemptions cannot be made for IRA accounts.

By establishing telephone redemption privileges, you authorize the Fund and its Shareholder Servicing Agent to act upon the instruction of any person who makes the telephone call to redeem shares from your account and transfer the proceeds to the bank account designated in the Application Form. The Fund and the Shareholder Servicing Agent will use procedures to confirm that redemption instructions received by telephone are genuine, including recording of telephone instructions and requiring a form of personal identification before acting on these instructions. If these normal identification procedures are followed, neither the Fund nor the Shareholder Servicing Agent will be liable for any loss, liability, or cost which results from acting upon instructions of a person believed to be a shareholder with respect to the telephone redemption privilege. The Fund may change, modify, or terminate these privileges at any time upon at least 60-days' notice to shareholders.

You may request telephone redemption privileges after your account is opened; however, the authorization form will require a separate signature guarantee. Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity.

What price is used for a redemption?

The redemption price is the net asset value of the Fund's shares less the Deferred Sales Charge (if applicable), next determined after shares are validly tendered for redemption. All signatures of account holders must be included in the request, and a signature guarantee, if required, must also be included for the request to be valid.

When are redemption payments made?

As noted above, redemption payments for telephone redemptions are sent on the day after the telephone call is received. Payments for redemptions sent in writing are normally made promptly, but no later than seven days after the receipt of a valid request. However, the Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with rules of the Securities and Exchange Commission.

If shares were purchased by wire, they cannot be redeemed until the day after the Application Form is received. If shares were purchased by check and then redeemed shortly after the check is received, the Fund may delay sending the redemption proceeds until it has been notified that the check used to purchase the shares has been collected, a process which may take up to 15 days. This delay can be avoided by investing by wire or by using a certified or official bank check to make the purchase.

Other information about redemptions.

A redemption may result in recognition of a gain or loss for federal income tax purposes. Due to the relatively high cost of maintaining smaller accounts, the shares in your account (unless it is a retirement plan or Uniform Gifts or Transfers to Minors Act account) may be redeemed by the Fund if, due to redemptions you have made, the total value of your account is reduced to less than $500. If the Fund determines to make such an involuntary redemption, you will first be notified that the value of your account is less than $500, and you will be allowed 30 days to make an additional investment to bring the value of your account to at least $500 before the Fund takes any action.

If the Board of Trustees should determine that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay redemption proceeds in whole or in part by a distribution in kind of securities from the portfolio of the Fund, in compliance with the Trust's election to be governed by Rule 18f-1 under the 1940 Act. Pursuant to Rule 18f-1, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder will likely incur brokerage costs in converting the assets into cash.

                             DISTRIBUTIONS AND TAXES

Dividends and other distributions.

Dividends from net investment income, if any, are normally declared and paid by the Fund in December. Capital gains distributions, if any, are also normally made in December, but the Fund may make an additional payment of dividends or distributions if it deems it desirable at another time during any year.
Dividends and capital gain distributions (net of any required tax withholding) are automatically reinvested in additional shares of the Fund at the net asset value per share on the reinvestment date unless you have previously requested in writing to the Shareholder Servicing Agent that payment be made in cash. Any dividend or distribution paid by the Fund has the effect of reducing the net asset value per share on the record date by the amount of the dividend or distribution. You should note that a dividend or distribution paid on shares purchased shortly before that dividend or distribution was declared will be subject to income taxes even though the dividend or distribution represents, in substance, a partial return of capital to you.

Taxes.

The Fund has qualified and intends to continue elect to be treated as a regulated investment company under Subchapter M of the Code. As long as the Fund continues to qualify, and as long as the Fund distributes all of its income each year to the shareholders, the Fund will not be subject to any federal income or excise taxes. Distributions made by the Fund will be taxable to shareholders whether received in shares (through dividend reinvestment ) or in cash. Distributions derived from net investment income, including net short-term capital gains, are taxable to shareholders as ordinary income. A portion of these distributions may qualify for the intercorporate dividends-received deduction. Distributions designated as capital gains dividends are taxable as long-term capital gains regardless of the length of time shares of the Fund have been held. Although distributions are generally taxable when received, certain distributions made in January are taxable as if received the prior December. You will be informed annually of the amount and nature of the Fund's distributions. Additional information about taxes is set forth in the Statement of Additional Information. You should consult your own advisers concerning federal, state and local taxation of distributions from the Fund.

                               GENERAL INFORMATION

The Trust.

The Trust was organized as a Delaware business trust on October 3, 1996. The Agreement and Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest, with par value of 0.01 per share which may be issued in any number of series. The Board of Trustees may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series.

Shareholder Rights.

Shares issued by the Fund have no preemptive, conversion, or subscription rights. Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Fund and to the net assets of the Fund upon liquidation or dissolution. The Fund, as a separate series of the Trust, votes separately on matters affecting only the Fund (e.g., approval of the Investment Advisory Agreement); all series of the Trust vote as a single class on matters affecting all series jointly or the Trust as a whole (e.g., election or removal of Trustees). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees. While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Trustees in their discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust for the purpose of electing or removing Trustees.

Year 2000 Risk.

Like other business organizations around the world, the Fund could be adversely affected if the computer systems used by its investment advisor and other service providers do not properly process and calculate information related to dates beginning January 1, 2000. This is commonly known as the "Year 2000 Problem." Failure of computer systems used for securities trading could result in settlement and liquidity problems for the Fund and investors. That failure could have a negative impact on handling securities trades and pricing and accounting services. Additionally, the services provided to the Fund depend on the interaction of computer systems with those of brokers, information vendors and other parties; therefore, any failure of the computer systems of those parties may cause service problems for the Fund. The Board of Trustees of the Fund has adopted a Year 2000 Project Plan that is reasonably designed to address the Year 2000 Problem with respect to the Advisor's and other service providers' computer systems. Included in the Year 2000 Project Plan is a contingency plan for the retention of other service providers to replace those services providers whose performance in converting to Year 2000 compliant data processing equipment has been deemed to be less than satisfactory. There can be no assurance that these actions will be sufficient to avoid any adverse impact on the Fund. The extent of that risk cannot be ascertained at this time.

Performance Information.

From time to time, the Fund may publish its total return in advertisements and communications to investors. Total return information will include the Fund's average annual compounded rate of return over the most recent four calendar quarters and over the period from the Fund's inception of operations. The Fund may also advertise aggregate and average total return information over different periods of time. The Fund's total return will be based upon the value of the shares acquired through a hypothetical $1,000 investment at the beginning of the specified period and the net asset value of those shares at the end of the period, assuming reinvestment of all distributions. Total return figures will reflect all recurring charges against Fund income. You should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any prior period should not be considered as a representation of what an investor's total return may be in any future period.

Shareholder Inquiries.

Shareholder  inquiries should be directed to the Shareholder  Servicing Agent at
(888) 229-2105.

                                    APPENDIX
                        SPECIAL CONSIDERATIONS AND RISKS

Because the Fund will invest primarily in equity securities of issuers based in the Republic of Poland, an investor in the Fund should be aware of special considerations and risks relating to investments in those issuers, and international investment generally, which typically are not associated with investments in securities issued by U.S. companies. The Fund is designed for long term investment, and an investment in its shares should be considered speculative.

Currency fluctuations.

The Fund generally will hold assets denominated and traded in the Polish zloty, and most of its income will be received or realized in zlotys, although the Fund will compute its net asset value and calculate and distribute any income in U.S. dollars. Accordingly, changes in the value of the zloty against the dollar will result in corresponding changes in the dollar value of the Fund's assets denominated in zlotys and in the Fund's net asset value, and will also change the dollar value of income and gains derived in zlotys. If the value of the zloty falls relative to the dollar between accrual of the income and the payment of Fund distributions, the amount of zlotys required to be converted into dollars to pay these distributions will increase, and the Fund could be required to sell portfolio securities to make the distributions. Similarly, if the value of the zloty declines between the time the Fund incurs expenses in dollars and the time the expenses are paid, the amount of zlotys required to be converted into dollars to pay the expenses will be greater than the zloty equivalent of such expenses at the time they were incurred.

The Advisor generally will not seek to hedge against a decline in the value of the Fund's portfolio securities resulting from a decline in the value of the zloty. As a result, the Fund will be subject to the risk of changes in the value of the zloty affecting the value of its portfolio securities, as well as the value of interest, dividends and net realized capital gains received in zlotys.

Economic and Political Factors.

The economy of Poland generally differs from the U.S. economy in such respects as general development, rate of inflation, volatility of the rate of growth of gross domestic product and balance of payments position, among others. The following table sets forth some key economic indicators:

                                        1996      1997      1998
GDP at current prices (Zl  billion)     366.2     474.7     526.5
Real GDP growth (%)                     6.2       7.0       5.3
Consumer price inflation (%)            19.9      13.0      9.8
Current account ($21 billion)           (8.15)    (12.1)    (12.8)
Exchange rate, average (Zl:$)           2.71      3.3       3.5
Source: The Economist Intelligence Unit

Poland has had a centrally planned socialist economy for many years. Recently the government has generally implemented reforms directed at economic liberalization, including efforts to decentralize the decision-making process and to establish market-oriented economics. However, there can be no assurance that current or future governments will continue to pursue these policies. Furthermore, the transition from a centrally planned, socialist economy to a competitive market economy resulted in the past in certain disruptions; for example, in 1990 and 1991 GDP declined 11.6% and 7.0%, unemployment rose from under 12% in 1991 to over 16% in 1994, before declining to 11% at the end of December, 1997. There can be no assurance that disruptions will not occur again in the future. In addition, business entities in Poland do not have any significant recent history of operating in a market-oriented economy, and the ultimate impact of Poland's attempts to move toward a more market-oriented environment is unclear.

Although a democratic system of government is now generally established in Poland, the country remains exposed to risks of political change or periods of uncertainty. Nationalization, expropriation or confiscatory taxation, currency blockage, government regulation, social instability or diplomatic developments could adversely affect its economy or its securities markets. In addition, many of the countries near Poland are similarly exposed to these same uncertainties, and disruptions in any of these countries could adversely affect the economy of Poland.

As a result of Poland's recent socialist history, the country does not have a body of laws and court decisions comparable to those of the U.S. Laws may not exist to cover all contingencies or to protect adequately, and the administration of these laws may be subject to considerable discretion. There also can be no assurance that laws and related interpretations will not be changed or applied in a manner that will adversely affect the Fund and its assets.

The Polish Commercial Code sets forth requirements regarding capitalization, shareholders meetings, records and auditing for Polish companies. Recent amendments to the Commercial Code are aimed at modernizing its legal norms and adapting them to models prevailing in the European Community. All joint stock companies, limited liability companies and certain other entities are required to have annually audited financial statements.

Foreign Investment and Repatriation.

Currently, there are no restrictions on foreign investment in Polish securities, except with respect to securities of issuers whose business relates to operation of sea or air ports, real estate, the defense industry, wholesale trading of imported consumer goods or legal services. Investments may be made in such industries if authorization is obtained from the Ministry of Privatization. Also, permission must be sought from the relevant licensing authority to purchase shares of issuers in industries where licenses from the Polish government are required, such as the banking or brokerage industry or a business involving the production of alcohol, cigarettes or medicine.

In early 1990, internal convertibility of the Polish zloty was introduced. Both the initial investment in and any profits resulting from business activities may be freely repatriated, provided the currency exchange is made at an authorized foreign exchange bank. In the case of dividends, repatriation is only allowed after an audit certificate has been issued and the necessary taxes have been paid. The National Bank of Poland is responsible for overseeing the banking system in Poland and for controlling monetary policy and exchange rates.

Characteristics of Securities Markets and Regulation.

The securities markets in Poland are much smaller than those in the U.S. Although a stock exchange first opened in Warsaw in 1817 and before World War II there were seven stock exchanges operating in Poland, the capital markets in Poland did not operate after that war until 1991. In structuring the capital markets and their regulation in 1991, the Polish government reviewed several contemporary world markets and based the system on the securities markets in France, with assistance from the Societe des Bourses Francaises. In 1991, the Act on Public Trading in Securities and Trust Funds was adopted, and the Polish Securities Commission was created. The Warsaw Stock Exchange (the "WSE") was also established by the State Treasury as a joint stock company. The WSE is a self-regulatory organization (as are stock exchanges in the U.S.), and its rules must be approved by the Polish Securities Commission. In 1994, the WSE was admitted as a member of the International Federation of Stock Exchanges. The Polish Securities Commission is responsible for monitoring the Polish securities market, supervising all public trading, including trading on the WSE, and regulating brokers. In addition, a Brokers Association is responsible for regulating the activities and conduct securities traded over-the-counter. The disclosure requirements are less stringent for issuers whose securities are traded over-the-counter. Clearing and settlement occurs within three business days through the National Depository for Securities, which is operated by the WSE.

Notwithstanding the similarities between the U.S. and Polish securities markets in terms of structure and regulation, there are significant differences. There is, for example, substantially less trading volume on the WSE than the New York Stock Exchange (the "NYSE"), and its aggregate market capitalization at December 31, 1997 was less than 1/10th of 1% of the aggregate market capitalization of the NYSE. There is also a high concentration of market capitalization and trading volume in a relatively small number of issuers representing a limited number of industries, as well as a high concentration of investors. There are, for example, nearly 3,000 companies listed on the NYSE, while there are less than 200 issuers listed on the WSE. As a result, the securities markets in Poland are subject to a lack of liquidity and high price volatility relative to the U.S. securities markets. In addition, securities traded in Poland may be subject to risks due to the inexperience of financial intermediaries, the lack of a sufficient capital base to expand operations and the possibility of restrictions on trading. Finally, since current regulations governing securities markets have only existed since 1991, the regulators in Poland do not have the experience of regulators in the U.S., where federal securities regulation has been in effect since 1933.

                                     ADVISOR
                         Kaminski Asset Management, Inc.
                              319 1st Avenue North
                              Minneapolis, MN 55401
                            Web page: www.polfund.com
                                 (888) POL-FUND


                                   DISTRIBUTOR
                          First Fund Distributors, Inc.
                       4455 E. Camelback Road, Suite 261-E
                             Phoenix, Arizona 85018


                                    CUSTODIAN
                                 Star Bank, N.A.
                                425 Walnut Street
                              Cincinnati, OH 45202


                                 TRANSFER AGENT
                          American Data Services, Inc.
                          150 Motor Parkway, Suite 109
                               Hauppauge, NY 11788
                                 (888) 229-2105


                                    AUDITORS
                           PricewaterhouseCoopers LLP
                       650 Third Avenue South, Suite 1300
                              Minneapolis, MN 55402


                                  LEGAL COUNSEL
                      Paul, Hastings, Janofsky & Walker LLP
                        345 California Street, 29th Floor
                            San Francisco, CA 94104

                              KAMINSKI POLAND FUND

                       Statement of Additional Information

                                 Dated [ ], 1999

This Statement of Additional Information is not a prospectus and contains information in addition to that set forth in: the prospectus for the Class I shares of the Kaminski Poland Fund dated [ ], 1999, and the prospectus for the Class A shares of the Kaminski Poland Fund, dated October 30, 1998, each as may be revised from time to time (each a "prospectus" and collectively, the "prospectuses"). Kaminski Poland Fund (the "Fund") is a series of Advisors Series Trust (the "Trust"). Kaminski Asset Management, Inc. (the "Advisor"), is the Advisor to the Fund. Copies of the prospectuses may be obtained from the Fund at 319 1st Avenue North, Minneapolis, Minnesota, telephone number (612) 305-9026.

                                TABLE OF CONTENTS

                                                    Cross-reference to sections
                                           Page          in the prospectus



Investment Objective and Policies.......   B-2    Investment Objectives and
                                                  Policies

Management..............................  B-11    Management of the Fund

Distribution Arrangements...............  B-14    Management of the Fund

Portfolio Transactions and Brokerage....  B-14    Management of the Fund

Net Asset Value.........................  B-15    Investor Guide

Taxation      ..........................  B-15    Distributions and Taxes

Dividends and Distributions.............  B-18    Distributions and Taxes

Performance Information.................  B-19    General Information

General Information.....................  B-20    General Information

Appendix................................  B-20    Not applicable

                       INVESTMENT OBJECTIVES AND POLICIES

     The investment objective of the Fund is long term growth of capital, which it attempts to achieve by investing in equity securities that are issued by companies based in the Republic of Poland. There is no assurance that the Fund will achieve its objective. The discussion below supplements information contained in the prospectus as to investment policies of the Fund.

Convertible Securities and Warrants

     The Fund may invest in convertible securities and warrants. A convertible security is a fixed income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer.
Convertible securities are senior to common stocks in an issuer's capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock.

     A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund's entire investment therein).

Short-Term Investments

     The Fund may invest in any of the following securities and instruments:

Bank Certificates or Deposit, Bankers' Acceptances and Time Deposits. The Fund may acquire certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by the Fund will be dollar- denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S.
Government.  If the  Fund  holds  instruments  of  foreign  banks  or  financial institutions, it may be subject to additional investment risks that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers. See "Foreign Investments" below. Such risks include future political and economic developments, the possible imposition of withholding taxes by the particular country in which the issuer is located on interest income payable on the securities, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.

     Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry.

     As a result of federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness. However, such laws and regulations do not necessarily apply to foreign bank obligations that the Fund may acquire.

     In addition to purchasing certificates of deposit and bankers' acceptances, to the extent permitted under its investment objectives and policies stated above and in its prospectus, the Fund may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

     Savings Association Obligations. The Fund may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.

     Commercial Paper, Short-Term Notes and Other Corporate Obligations. The Fund may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

     Commercial paper and short-term notes will consist of issues rated at the time of purchase "A-2" or higher by S&P, "Prime-1" or "Prime-2" by Moody's, or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Advisor to be of comparable quality. These rating symbols are described in the Appendix.

     Corporate obligations include bonds and notes issued by corporations to finance longer-term credit needs than supported by commercial paper. While such obligations generally have maturities of ten years or more, the Fund may purchase corporate obligations which have remaining maturities of one year or less from the date of purchase and which are rated "AA" or higher by S&P or "Aa" or higher by Moody's.

Investment Company Securities

     The Fund may invest in shares of other investment companies. The Fund may invest in money market mutual funds in connection with its management of daily cash positions. In addition to the advisory and operational fees a Fund bears directly in connection with its own operation, the Fund would also bear its pro rata portions of each other investment company's advisory and operational expenses.

Government Obligations

     The Fund may make short-term investments in U.S. Government obligations. Such obligations include Treasury bills, certificates of indebtedness, notes and bonds, and issues of such entities as the Government National Mortgage Association ("GNMA"), Export-Import Bank of the United States, Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association.

     Some of these obligations, such as those of the GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing
Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

     The Fund may invest in sovereign debt obligations of foreign countries. A sovereign debtor's willingness or ability to repay principal and interest in a timely manner may be affected by a number of factors, including its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward principal international lenders and the political constraints to which it may be subject. Emerging market governments could default on their sovereign debt. Such sovereign debtors also may be dependent on expected disbursements from foreign governments, multilateral agencies and other entities abroad to reduce principal and interest arrearages on their debt. The commitments on the part of these governments, agencies and others to make such disbursements may be conditioned on a sovereign debtor's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to meet such conditions could result in the cancellation of such third parties' commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to service its debt in a timely manner.

Foreign Investments and Currencies

     The Fund will invest in securities of foreign issuers that are not publicly traded in the United States. The Fund may also invest in depositary receipts and in foreign currency futures contracts and may purchase and sell foreign currency on a spot basis.

     Depositary Receipts. Depositary Receipts ("DRs") include American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") or other forms of depositary receipts. DRs are receipts typically issued in connection with a U.S. or foreign bank or trust company which evidence ownership of underlying securities issued by a foreign corporation.

     Risks of Investing in Foreign Securities. Investments in foreign securities involve certain inherent risks, which are described in the Fund's prospectus.

Options on Securities

     Purchasing Put and Call Options. The Fund may purchase covered "put" and "call" options with respect to securities which are otherwise eligible for purchase by the Fund subject to certain restrictions. The Fund will engage in trading of such derivative securities exclusively for hedging purposes.

     If the Fund purchases a put option, the Fund acquires the right to sell the underlying security at a specified price at any time during the term of the option (for "American-style" options) or on the option expiration date (for "European-style" options). Purchasing put options may be used as a portfolio investment strategy when the Advisor perceives significant short-term risk but substantial long-term appreciation for the underlying security. The put option acts as an insurance policy, as it protects against significant downward price movement while it allows full participation in any upward movement. If the Fund is holding a security which it feels has strong fundamentals, but for some reason may be weak in the near term, the Fund may purchase a put option on such security, thereby giving itself the right to sell such security at a certain strike price throughout the term of the option. Consequently, the Fund will exercise the put only if the price of such security falls below the strike price of the put. The difference between the put's strike price and the market price of the underlying security on the date the Fund exercises the put, less transaction costs, will be the amount by which the Fund will be able to hedge against a decline in the underlying security. If during the period of the option the market price for the underlying security remains at or above the put's strike price, the put will expire worthless, representing a loss of the price the Fund paid for the put, plus transaction costs. If the price of the underlying security increases, the profit the Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount for which the put may be sold.

     If the Fund purchases a call option, it acquires the right to purchase the underlying security at a specified price at any time during the term of the option. The purchase of a call option is a type of insurance policy to hedge against losses that could occur if the Fund has a short position in the underlying security and the security thereafter increases in price. The Fund will exercise a call option only if the price of the underlying security is above the strike price at the time of exercise. If during the option period the market price for the underlying security remains at or below the strike price of the call option, the option will expire worthless, representing a loss of the price paid for the option, plus transaction costs. If the call option has been purchased to hedge a short position of the Fund in the underlying security and the price of the underlying security thereafter falls, the profit the Fund realizes on the cover of the short position in the security will be reduced by the premium paid for the call option less any amount for which such option may be sold.

     Prior to exercise or expiration, an option may be sold when it has remaining value by a purchaser through a "closing sale transaction," which is accomplished by selling an option of the same series as the option previously purchased. The Fund generally will purchase only those options for which the Advisor believes there is an active secondary market to facilitate closing transactions.

     Writing Call Options. The Fund may write covered call options. A call option is "covered" if the Fund owns the security underlying the call or has an absolute right to acquire the security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by the Custodian). The writer of a call option receives a premium and gives the purchaser the right to buy the security underlying the option at the exercise price. The writer has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. If the writer of an exchange- traded option wishes to terminate his obligation, he may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. A writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.

     Effecting a closing transaction in the case of a written call option will permit the Fund to write another call option on the underlying security with either a different exercise price, expiration date or both. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments of the Fund. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

     The Fund will realize a gain from a closing transaction if the cost of the closing transaction is less than the premium received from writing the option or if the proceeds from the closing transaction are more than the premium paid to purchase the option. The Fund will realize a loss from a closing transaction if the cost of the closing transaction is more than the premium received from writing the option or if the proceeds from the closing transaction are less than the premium paid to purchase the option. However, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss to the Fund resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

     Risks Of Investing in Options. There are several risks associated with transactions in options on securities. Options may be more volatile than the underlying securities and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves. There are also significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. In addition, a liquid secondary market for particular options may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options of underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or clearing corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

     A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. The extent to which the Fund may enter into options transactions may be limited by the Internal Revenue Code of 1986 (the "Code") requirements for qualification of the Fund as a regulated investment company. See "Dividends and Distributions" and "Taxation."

     In addition, when trading options on foreign exchanges, many of the protections afforded to participants in United States option exchanges will not be available. For example, there may be no daily price fluctuation limits in such exchanges or markets, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, the Fund as an option writer could lose amounts substantially in excess of its initial investment, due to the margin and collateral requirements typically associated with such option writing. See "Dealer Options".

     Dealer Options. The Fund will engage in transactions involving dealer options as well as exchange-traded options. Certain additional risks are specific to dealer options. While the Fund might look to a clearing corporation to exercise exchange-traded options, if the Fund were to purchase a dealer option it would need to rely on the dealer from which it purchased the option to perform if the option were exercised. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as loss of the expected benefit of the transaction.

     Exchange-traded options generally have a continuous liquid market while dealer options may not. Consequently, the Fund may generally be able to realize the value of a dealer option it has purchased only by exercising or reselling the option to the dealer who issued it. Similarly, when the Fund writes a dealer option, the Fund may generally be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to whom the Fund originally wrote the option. While the Fund will seek to enter into dealer options only with dealers who will agree to and which are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless the Fund, as a covered dealer call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, the Fund may be unable to liquidate a dealer option. With respect to options written by the Fund, the inability to enter into a closing transaction may result in material losses to the Fund. For example, because the Fund must maintain a secured position with respect to any call option on a security it writes, the Fund may not sell the assets which it has segregated to secure the position while it is obligated under the option. This requirement may impair the Fund's ability to sell portfolio securities at a time when such sale might be advantageous.

     The Staff of the Securities and Exchange Commission (the "Commission") has taken the position that purchased dealer options are illiquid securities. The Fund may treat the cover used for written dealer options as liquid if the dealer agrees that the Fund may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option. Accordingly, the Fund will treat dealer options as subject to the Fund's limitation on illiquid securities. If the Commission changes its position on the liquidity of dealer options, the Fund will change its treatment of such instruments accordingly.

     Foreign Currency Options. The Fund may buy or sell put and call options on foreign currencies. A put or call option on a foreign currency gives the purchaser of the option the right to sell or purchase a foreign currency at the exercise price until the option expires. The Fund will use foreign currency options separately or in combination to control currency volatility. Among the strategies employed to control currency volatility is an option collar. An option collar involves the purchase of a put option and the simultaneous sale of a call option on the same currency with the same expiration date but with different exercise (or "strike") prices. Generally, the put option will have an out-of-the- money strike price, while the call option will have either an at-the-money strike price or an in-the-money strike price. Foreign currency options are derivative securities. Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Fund to reduce foreign currency risk using such options.

     As with other kinds of option transactions, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received. The Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations: however, in the event of exchange rate movements adverse to the Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs.

     Spread  Transactions.  The Fund may purchase  covered  spread  options from securities dealers. These covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives the Fund the right to put securities that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to the Fund, in addition to the risks of dealer options described above, is the cost of the premium paid as well as any transaction costs. The purchase of spread options will be used to protect the Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. This protection is provided only during the life of the spread options.

Forward Currency Contracts

     The Fund may enter into forward currency contracts in anticipation of changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For example, the Fund might purchase a particular currency or enter into a forward currency contract to preserve the

U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.

Repurchase Agreements

     The Fund may enter into repurchase agreements with respect to its portfolio securities. Pursuant to such agreements, the Fund acquires securities from financial institutions such as banks and broker-dealers as are deemed to be creditworthy by the Advisor, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security). Securities subject to repurchase agreements will be held by the Custodian or in the Federal Reserve/Treasury Book-Entry System or an equivalent foreign system. The seller under a repurchase agreement will be required to maintain the value of the underlying securities at not less than 102% of the repurchase price under the agreement. If the seller defaults on its repurchase obligation, the Fund will suffer a loss to the extent that the proceeds from a sale of the underlying securities are less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause the Fund's rights with respect to such securities to be delayed or limited. Repurchase agreements are considered to be loans under the 1940 Act.

When-Issued Securities, Forward Commitments and Delayed Settlements

     The Fund may purchase securities on a "when-issued," forward commitment or delayed settlement basis. In this event, the Custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the Custodian will set aside portfolio securities to satisfy a purchase commitment. In such a case, the Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

     The Fund does not intend to engage in these transactions for speculative purposes but only in furtherance of its investment objectives. Because the Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described, the Fund's liquidity and the ability of the Advisor to manage it may be affected in the event the Fund's forward commitments, commitments to purchase when-issued securities and delayed settlements ever exceeded 15% of the value of its net assets.

     The Fund will purchase securities on a when-issued, forward commitment or delayed settlement basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a taxable capital gain or loss. When the Fund engages in when-issued, forward commitment and delayed settlement transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price credited to be advantageous.

     The market value of the securities underlying a when-issued purchase, forward commitment to purchase securities, or a delayed settlement and any subsequent fluctuations in their market value is taken into account when determining the market value of the Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

Borrowing

     The Fund is authorized to borrow money from time to time for temporary, extraordinary or emergency purposes or for clearance of transactions in amounts up to 10% of the value of its total assets at the time of such borrowings. The use of borrowing by the Fund involves special risk considerations that may not be associated with other funds having similar objectives and policies. Since substantially all of the Fund's assets fluctuate in value, whereas the interest obligation resulting from a borrowing will be fixed by the terms of the Fund's agreement with its lender, the asset value per share of the Fund will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if the Fund did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

Lending Portfolio Securities

     The Fund may lend its portfolio securities in an amount not exceeding one-third of its total assets to financial institutions such as banks and brokers if the loan is collateralized in accordance with applicable regulations. Under the present regulatory requirements which govern loans of portfolio securities, the loan collateral must, on each business day, at least equal the value of the loaned securities and must consist of cash, letters of credit of domestic banks or domestic branches of foreign banks, or securities of the U.S. Government or its agencies. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. Such terms and the issuing bank would have to be satisfactory to the Fund. Any loan might be secured by any one or more of the three types of collateral. The terms of the Fund's loans must permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any serious matter and must meet certain tests under the Code.

Short Sales

     The Fund is authorized to make short sales of securities it owns or has the right to acquire at no added cost through conversion or exchange of other securities it owns (referred to as short sales "against the box") and to make short sales of securities which it does not own or have the right to acquire.

     In a short sale that is not "against the box," the Fund sells a security which it does not own, in anticipation of a decline in the market value of the security. To complete the sale, the Fund must borrow the security (generally from the broker through which the short sale is made) in order to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The Fund is said to have a "short position" in the securities sold until it delivers them to the broker. The period during which the Fund has a short position can range from one day to more than a year. Until the security is replaced, the proceeds of the short sale are retained by the broker, and the Fund is required to pay to the broker a negotiated portion of any dividends or interest which accrue during the period of the loan. To meet current margin requirements, the Fund is also required to deposit with the broker additional cash or securities so that the total deposit with the broker is maintained daily at 150% of the current market value of the securities sold short (100% of the current market value if a security is held in the account that is convertible or exchangeable into the security sold short within 90 days without restriction other than the payment of money).

     Short sales by the Fund that are not made "against the box" create opportunities to increase the Fund's return but, at the same time, involve specific risk considerations and may be considered a speculative technique. Since the Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Fund's net asset value per share will tend to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with the short sale. Furthermore, under adverse market conditions the Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

     If the Fund makes a short sale "against the box," the Fund would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. To secure its obligation to deliver securities sold short, the Fund will deposit in escrow in a separate account with the Custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. The Fund can close out its short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities

SAI10-98.pol.wpd/ AMD. #29
already held by the Fund, because the Fund might want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.

     The Fund's decision to make a short sale "against the box" may be a technique to hedge against market risks when the Advisor believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security. In such case, any future losses in the Fund's long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the investment values or conversion premiums of such securities.

     The extent to which the Fund may enter into short sales transactions may be limited by the Code requirements for qualification of the Fund as a regulated investment company. See "Taxation."

Illiquid Securities

     The Fund may not invest more than 15% of the value of its net assets in securities that at the time of purchase have legal or contractual restrictions on resale or are otherwise illiquid. The Advisor will monitor the amount of illiquid securities in the Fund's portfolio, under the supervision of the Trust's Board of Trustees, to ensure compliance with the Fund's investment restrictions.

     Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days. The Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. If such securities are subject to purchase by institutional buyers in accordance with Rule 144A promulgated by the Commission under the Securities Act, the Trust's Board of Trustees may determine that such securities are not illiquid securities notwithstanding their legal or contractual restrictions on resale. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid.


Risks of Investing in Small Companies

     As stated in the prospectus, the Fund may purchase securities of companies with market capitalization as low as $10 million. Additional risks of such investments include the markets on which such securities are frequently traded. In many instances the securities of smaller companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of smaller companies may be subject to greater and more abrupt price fluctuations. When making large sales, the Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time due to the trading volume of smaller company securities. Investors should be aware that, based on the foregoing factors, an investment in the Fund may be subject to greater price fluctuations than an investment in a fund that invests exclusively in larger, more established companies. The Advisor's research efforts may also play a greater role in selecting securities for the Fund than in a fund that invests in larger, more established companies.

Investment Restrictions

     The Trust (on behalf of the Fund) has adopted the following restrictions as fundamental policies, which may not be changed without the favorable vote of the holders of a "majority," as defined in the 1940 Act, of the outstanding voting securities of the Fund. Under the 1940 Act, the "vote of the holders of a majority of the outstanding voting securities" means the vote of the holders of the lesser of (i) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or
(ii) more than 50% of the outstanding shares of the Fund.

     As a matter of fundamental policy, the Fund is non-diversified; i.e., as to 50% of the value of a its total assets: (i) no more than 5% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities); and (ii) the Fund may not purchase more than 10% of the outstanding voting securities of an issuer. The Fund's investment objective is also fundamental. The Fund will also, as a matter of fundamental policy, invest at least 80% of its total assets, under normal market conditions, in securities of issuers based in the Republic of Poland.

         In addition, the Fund may not:

     1. Issue senior securities,  borrow money or pledge its assets, except that
(i) the Fund may borrow on an unsecured basis from banks for temporary or emergency purposes or for the clearance of transactions in amounts not exceeding 10% of its total assets (including the amount borrowed), provided that it will not make investments while borrowings in excess of 5% of the value of its total assets are outstanding; and (ii) this restriction shall not prohibit the Fund from engaging in options and foreign currency transactions or short sales;

     2. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of transactions:

     3. Act as underwriter (except to the extent the Fund may be deemed to be an underwriter in connection with sale of securities in its investment portfolio);

     4. Invest 25% or more of its total assets, calculated at the time of purchase and taken at market value, in one industry (other than U.S. Government securities);

     5. Purchase of sell real estate or interests in real estate or real estate limited partnerships (although the Fund may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate);

     6. Purchase or sell commodities or commodity futures contracts, except that the Fund may purchase and sell foreign currency contracts in accordance with any rules of the Commodity Futures Trading Commission;

     7. Make loans of money (except for purchases of debt securities consistent with the investment policies of the Fund and except for repurchase agreements); or

     8. Make investments for the purpose of exercising control or management.

     The Fund observes the following restrictions as a matter of operating but not fundamental policy, pursuant to positions taken by federal regulatory authorities:

     The Fund may not:

     1. Invest in the securities of other investment companies or purchase any other investment company's voting securities or make any other investment in other investment companies except to the extent permitted by federal law; or

     2. Invest more than 15% of its assets in securities which are restricted as to disposition or otherwise are illiquid or have no readily available market (except for securities which are determined by the Board of Trustees to be liquid).

                                   MANAGEMENT

     The overall management of the business and affairs of the Trust is vested with its Board of Trustees. The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, Administrator, Custodian and Transfer Agent. The day to day operations of the Trust are delegated to its officers, subject to the Fund's investment objectives and policies and to general supervision by the Board of Trustees.

     The Trustees and officers of the Trust, their ages and positions with the Trust, their business addresses and principal occupations during the past five years are:

Name, address and age            Position       Principal Occupation During Past Five Years

Walter Auch, Sr. (Born 1921)     Trustee        Director, Mutual Funds, Nicholas-Applegate, Brinson
6002 N. 62d Place                               Funds (since 19940, Smith Barney Trak Fund, Pimco
Paradise Valley, AZ 85253                       Advisors L.P., Banyan Realty Trust, Banyan Land
                                                Fund II and Legend Properties.



Eric M. Banhazl (Born 1957)*     Trustee,       Senior Vice President, Investment Company
2025 E. Financial Way            President and  Administration Corporation; Vice President, First Fund
Glendora, CA 91740               Treasurer      Distributors, Inc.; Assistant Treasurer, RNC
                                                Mutual Fund Group; Treasurer, Guinness Flight
                                                Investment Funds, Inc. and Professionally Managed
                                                Portfolios.




Donald E. O'Connor               Trustee        Retired; formerly Executive Vice President and
(Born 1936)                                     chief Operating Officer of ICI Mutual Insurance
1700 Taylor Avenue                              Company (until January 1997), Vice President,
Fort Washington, MD 20744                       Operations, Investment Company Institute (until
                                                June 1993).


George T. Wofford III            Trustee        Vice President, Information Services, Federal
(Born 1939)                                     Home Loan Bank San Francisco (since March 1993);
305 Glendora Circle                             formerly Director of Management Information
Danville, CA 94526                              Services, Morrison & Foerster (law firm).


Steven J. Paggioli (Born 1950)   Vice President Executive Vice President, Robert H. Wadsworth &
479 W. 22d Street                               Associates, Inc. and Investment Company Administration
New York, NY 10011                              Corporation; Vice President, First Fund Distributors,
                                                Inc.; President and Trustee, Professionally Managed
                                                Portfolios; Director, Managers Funds, Inc.


Robert H. Wadsworth              Vice President President, Robert H. Wadsworth & Associates, Inc.,
(Born 1940)                                     Investment Company Administration Corporation and
4455 E. Camelback Road                          First Fund Distributors, Inc.; Vice President,
Suite 261E                                      Professional Managed Portfolios; President Guinness
Phoenix, AZ 85018                               Flight Investment Funds, Inc.; Director, Germany
                                                Fund, Inc. New Germany Fund, Inc., Central European
                                                Equity Fund, Inc. and Deutsche Funds, Inc.


Chris O. Kissack (Born 1949)     Secretary      Employed by Investment Company Administration
4455 E. Camelback Road                          (since July 1996); formerly employed by Bank One, N.A.
Suite 261E                                      (From August 1995 until July 1996); O'Connor,
Phoenix, AZ 85018                               Cavanagh, Anderson, Killingsworth and Beshears
                                                (law firm) (until August 1995).

*denotes Trustee who is an "interested person" of the Trust under the 1940 Act.

Name and Position                        Aggregate Compensation from The Trust*
Walter E. Auch, Sr., Trustee                               $12,000
Donald E. O'Connor, Trustee                                $12,000
George T. Wofford III, Trustee                             $12,000

*Estimated for the current fiscal year. For the fiscal year ended June 30, 1998, the aggregate compensation paid by the Trust to each Trustee was $8,500. The Trust has no pension or retirement plan. No other entity affiliated with the Trust pays any compensation to the Trustees.

The Advisor

     Subject to the supervision of the Board of Trustees, investment management and related services are provided by the Advisor, pursuant to an Investment Advisory Agreement (the "advisory Agreement").

     Under the Advisory Agreement, the Advisor agrees to invest the assets of the Fund in accordance with the investment objectives, policies and restrictions of the Fund as set forth in the Fund's and Trust's governing documents, including, without limitation, the Trust's Agreement and Declaration of Trust and By-Laws; the Fund's prospectus, statement of additional information, and undertakings; and such other limitations, policies and procedures as the Trustees of the Trust may impose from time to time in writing to the Advisor. In providing such services, the Advisor shall at all times adhere to the provision and restrictions contained in the federal securities laws, applicable state securities laws, the Code and other applicable law.

     Without limiting the generality of the foregoing, the Advisor has agreed to
(i) furnish the Fund with advice and recommendations with respect to the investment of the Fund's assets, (ii) effect the purchase and sale of portfolio securities; (iii) manage and oversee the investment of the Fund, subject to the ultimate supervision and direction of the Trust's Board of Trustees; (iv) vote proxies and take other actions with respect to the Fund's securities; (v) maintain the books and records required to be maintained with respect to the securities in the Fund's portfolio; (vi) furnish reports, statements and other data on securities, economic conditions and other matters related to the investment of the Fund's assets which the Trustees or other officers of the Trust may reasonably request; and (vii) render to the Trust's Board of Trustees such periodic and special reports as the Board may reasonably request. The Advisor has also agreed, at its own expense, to maintain such staff and employ or retain such personnel and consult with such other persons as it shall from time ti time determine to be necessary to the performance of its obligations under the Advisory Agreement. Personnel of the Advisor may serve as officers of the Trust provided they do so without compensation from the Trust. Without limiting the generality of the foregoing, the staff and personnel of the Advisor shall be deemed to include persons employed or retained by the Advisor to furnish statistical information, research, and other factual information, advice regarding economic factors and trends, information with respect to technical and scientific developments, and such other information, advice and assistance as the Advisor or the Trust's Board of Trustees may desire and reasonably request. With respect to the operation fo the Fund, the Advisor has agreed to be responsible for the expenses of printing and distributing extra copies of the Fund's prospectus, statement of additional information, and sales and marketing materials (but not the legal, auditing or accounting fees attendant thereto) to prospective investors (but not to existing shareholders); and the costs of any special Board of Trustees meetings or shareholder meetings convened for the primary benefit of the Advisor.

     As compensation for the Advisor's services, the Fund pays it an advisory fee at the rate specified in the prospectus. In addition to the fees payable to the Advisor and the Administrator, the Trust is responsible for its operating expenses, including: fees and expenses incurred in connection with the issuance, registration and transfer of its shares; brokerage and commission expenses; all expenses of transfer, receipt, safekeeping, servicing and accounting for cash, securities and other property of the Trust for the benefit of the Fund including all fees and expenses of its custodian, shareholder services agent and accounting services agent; interest charges on any borrowings, costs and expenses of pricing and calculation its daily net asset value and of maintaining its books of account required under the 1940 Act; taxes, if any; a pro rata portion of expenditures in connection with meetings of the Fund's shareholders and the Trust's Board of Trustees that are properly payable by the fund; salaries and expenses of officers and fees and expenses of members of the Trust's Board of Trustees or members of any advisory board or committee who are not member of, affiliated with or interested persons of the Advisor or Administrator; insurance premiums on property or personnel of the Fund which insure to its benefit, including liability and fidelity bond insurance; the cost of preparing and printing reports, proxy statements, prospectuses and statements of additional information of the Fund or other communications for distributing to existing shareholders; legal, auditing and accounting fees; trade association dues; fees and expense (including legal fees) of registering and maintaining and servicing shareholder accounts, including charges for transfer, shareholder record keeping, dividend disbursing, redemption, and other agents for the benefit of the Fund, if any; and all other charges and costs of its operation plus any extraordinary and non-recurring expenses, except as otherwise prescribed in the Advisory Agreement.

     The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund's aggregate annual operating expenses to the limit set forth in the Expense Table (the "expense cap"). Any such reductions made by the Advisor in its fees or payment of expenses which are the Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial six years and seventh year of the Fund's operations. Any such reimbursement is also contingent upon Board of Trustees' subsequent review and ratification of the reimbursed amounts. Such reimbursement may not be paid prior to the Fund's payment of current ordinary operating expenses.

     During the period beginning July 9, 1997 and ending June 30, 1998, the Advisor earned $13,159 in advisory fees. The Advisor voluntarily agreed to limit total fund operating expenses to 2.75% of average net assets annually. As a result of that limitation, the Advisor waived the full amount of its fee and paid Fund operating expenses in the amount of $121,213.

     The Advisor is controlled by M. G. Kaminski.

     Under the Advisory Agreement, the Advisor will not be liable to the Trust of the Fund or any shareholder for any act or commission in the course of, or connected with, rendering services or for any loss sustained by the Trust except in the case of a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages will be limited as provided in the 1940 Act) or willful misfeasance, bad faith or gross negligence, or reckless disregard of its obligations and duties under the Agreement.

     The Advisory Agreement will remain in effect for a period not to exceed two years. Thereafter, if not terminated, the Advisory Agreement will continue automatically for successive annual periods, provided that such continuance is specifically approved at least annually (i) by majority vote of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval, and (ii) by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund.

The Administrator.

     The Administrator has agreed to be responsible for providing such services as the Trustees may reasonably request, including but not limited to (i) maintaining the Trust's books and records (other than financial or accounting books and records maintained by any custodian, transfer agent or accounting services agent); (ii) overseeing the Trust's insurance relationships; (iii) preparing for the Trust (or assisting counsel and/or auditors in the preparation of all required tax returns, proxy statements and reports to the Trust's shareholders and Trustees and reports to and other filings with the Commission and any other governmental agency (the Trust agreeing to supply or cause to be supplied to the Administrator all necessary financial and other information in connection with the foregoing); (iv) preparing such applications and reports as may be necessary to permit the offer and sale of the shares of the Trust under the securities or "blue sky" laws of the various states selected by the Trust (the Trust agreeing to pay all filing fees or other similar fees in connection therewith); (v) responding to all inquiries or other communications of shareholders, if any, which are directed to the Administrator, or if any such inquiry or communication is more properly to be responded to by the Trust's custodian, transfer agent or accounting services agent, overseeing their response thereto; (vi) overseeing all relationships between the Trust and any custodian(s), transfer agent(s) and accounting services agent(s), including the negotiation of agreements and the supervision of the performance of such agreements; and (vii) authorizing and directing any of the Administrator's directors, officers and employees who may be elected as Trustees or officers of the Trust to serve in the capacities in which they are elected. All services to be furnished by the Administrator under this Agreement may be furnished through the medium of any such directors, officers or employees of the Administrator.

For its services, the Administrator receives a fee monthly at the following annual rate:

Fund asset level                             Fee rate

First $50 million                            0.20% of average daily net assets

Next $50 million                             0.15% of average daily net assets

Next $50 million                             0.10% of average daily net assets

Next $50 million, and thereafter             0.05% of average daily net assets

                            DISTRIBUTION ARRANGEMENTS

     Pursuant to the Distribution Plan ("Plan") adopted by the Trustees, the Fund pays the Advisor, as Distribution Coordinator, an annual fee for the Advisor's services in such capacity including its expenses in connection with the promotion and distribution of the Fund's shares and related shareholder servicing (collectively, "Distribution Expenses"). The Plan provides that the Advisor shall furnish to the Board of Trustees of the Trust, for its review, on a quarterly basis, a written report of the monies paid to it under the Plan with respect to the Fund, and shall furnish the Board of Trustees of the Trust with such other information as the Board of Trustees may reasonably request in connection with the payments made under the Plan in order to enable the Board of Trustees to make an informed determination of whether the Plan should be continued.

     The Plan may not be amended to increase materially the amount to be spent for distribution and servicing of shares of the Fund without approval by a majority of the outstanding voting securities of the Fund. The Plan may be terminated at any time, without penalty, by vote of a majority of the outstanding voting securities of the Fund, and any Distribution Agreement under the Plan may be likewise terminated on not more than sixty (60) days' written notice. Once terminated, no further payments shall be made under the Plan notwithstanding the existence of any unreimbursed current or carried forward Distribution Expenses. Any fees paid by the Fund shall be refundable if in any given year the fees are greater than the Distribution Expenses for that year.

     During the period beginning July 9, 1997 and ending June 30, 1998, the Fund paid to the Distribution Coordinator distribution fees totaling $1,977.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     The Advisory Agreement states that the Advisor shall be responsible for broker-dealer selection and for negotiation of brokerage commission rates, provided that the Advisor shall not direct orders to an affiliated person of the Advisor without general prior authorization to use such affiliated broker or dealer by the Trust's Board of Trustees. The Advisor's primary consideration in effecting a securities transaction will be execution at the most favorable price. In selecting a broker-dealer to execute each particular transaction, the Advisor may take the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker-dealer. the size of and difficulty in executing the order; and the value of the expected contribution of the broker-dealer to the investment performance of the Fund on a continuing basis. The price to the Fund in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered.

     Subject to such policies as the Advisor and the Board of Trustees of the Trust may determine, the Advisor shall not be deemed to have acted unlawfully or to have breached any duty created by this Agreement or otherwise solely by reason of its having caused the Fund to pay a broker or dealer that provides (directly or indirectly) brokerage or research services to the Advisor an amount of commission for effecting a portfolio transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction, if the Advisor determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the Advisor's overall responsibilities with respect to the Fund. The Advisor is further authorized to allocate the orders placed by it on behalf of the Fund to such brokers or dealers who also provide research or statistical material, or other services, to the Trust, the Advisor, or any affiliate of either. Such allocation shall be in such amounts and proportions as the Advisor shall determine, and the Advisor shall report on such allocations regularly to the Advisor and the Trust, indicating the broker- dealers to whom such allocations have been made and the basis therefor. The Advisor is also authorized to consider sales of shares of the Fund as a factor in the selection of brokers or dealers to execute portfolio transactions, subject to the requirements of best execution, i.e., that such brokers or dealers are able to execute the order promptly and at the best obtainable securities price.

     On occasions when the Advisor deems the purchase or sale of a security yo be in the best interest of the Fund as well as other clients of the Advisor, the Advisor, to the extent permitted by applicable laws and regulations, may aggregate the securities to be so purchased or sold in order to obtain the most favorable price of lower brokerage commissions and the most efficient execution. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Advisor in the manner it considers to be most equitable and consistent with its fiduciary obligations to the Fund and to such other clients.

     Brokerage commissions paid during the period beginning July 9, 1997 and ending June 30, 1998 aggregated $30,234.

                                 NET ASSET VALUE

     The net asset value of the Fund's shares will fluctuate and is determined as of the close of trading on the New York Stock Exchange (the "NYSE") (currently 4:00p.m. Eastern time) each business day. The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open on the following days: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the NYSE may close on days not included in that announcement.

     The net asset value per share is computed by dividing the value of the securities held by the Fund plus any other cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in the Fund outstanding at such time.

     Generally, trading in and valuation of securities in Poland is substantially completed each day prior to the close of the NYSE. In addition, trading in and valuation of those securities may not take place on every day in which the NYSE is open for trading. In that case, the price used to determine the Fund's net asset value on the last day on which such exchange was open will be used, unless the Trust's Board of Trustees determines that a different price should be used. Furthermore, trading takes place in Poland on days which the NYSE is not open for trading on which the Fund's net asset value is not calculated. Occasionally, events affecting the values of such securities in U.S. dollars on a day on which the Fund calculates its net asset value may occur between the times when such securities are valued and the close of the NYSE that will not be reflected in the computation of the Fund's net asset value unless the Board or its delegates deem that such events would materially affect the net asset value, in which case and adjustment would be made.

     Generally, the Fund's investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Advisor and the Trust's Valuation Committee pursuant to procedures approved by or under the direction of the Board.

     The Fund's securities, including ADRs, EDRs and GDRs, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange determined by the Advisor to be the primary market. Securities traded in the over-the-counter market are valued at the mean between the last available bid and asked price prior to the time of valuation. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Board.

     Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

Any assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the official exchange rate or, alternatively, at the mean of the current bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. if neither of these alternatives is available or both are deemed not to provide a suitable methodology for converting a foreign currency into U.S. dollars, the Board in good faith will establish a conversion rate for such currency.

     All other assets of the Fund are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.



                                    TAXATION

     The Fund intends to continue to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, (the "Code"), for each taxable year by complying with all applicable requirements regarding the source of its income, the diversification of its assets, and the timing of its distributions. The Fund's policy is to distribute to its shareholders all of its investment company taxable income and any net realized capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes based on net income. However, the Board may elect to pay such excise taxes if it determines that payment is, under the circumstances, in the best interests of the Fund.

     In order to qualify as a regulated investment company, the Fund must, among other things, (a) derive at least 90% of its gross income each year from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock or securities or foreign currency gains related to investments in stock or securities, or other income (generally including gains from options, futures or forward contracts) derived with respect to the business of investing in stock, securities or currency, and
(b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of its assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities limited, for purposes of this calculation, in the case of other securities of any one issuer to an amount not greater than 5% of the Fund's assets or 10% of the voting securities of the issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies). As such, and by complying with the applicable provisions of the Code, the Fund will not be subject to federal income tax on taxable income (including realized capital gains) that is distributed to shareholders in accordance with the timing requirements of the Code. If the Fund is unable to meet certain requirements of the Code, it may be subject to taxation as a corporation.

     Distributions of net investment income and net realized capital gains by the Fund will be taxable to shareholders whether made in cash or reinvested by the Fund in shares. In determining amounts of net realized capital gains to be distributed, any capital loss carry-overs from the eight prior taxable years will be applied against capital gains. Shareholders receiving a distribution from the Fund in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of the Fund on the reinvestment date. Fund distributions also will be included in individual and corporate shareholders' income on which the alternative minimum tax may be imposed.

     The Fund or the securities dealer effecting a redemption of the Fund's shares by a shareholder will be required to file information reports with the Internal Revenue Service ("IRS") with respect to distributions and payments made to the shareholder. In addition, the Fund will be required to withhold federal income tax at the rate of 31% on taxable dividends, redemptions and other payments made to accounts of individual or other non-exempt shareholders who have not furnished their correct taxpayer identification numbers and certain required certifications on the New Account application or with respect to which the Fund or the securities dealer has been notified by the IRS that the number furnished is incorrect or that the account is otherwise subject to withholding.

     The Fund intends to declare and pay dividends and other distributions, as stated in the prospectuses. In order to avoid the payment of any federal excise tax based on net income, the Fund must declare on or before December 31 of each year, and pay on or before January 31 of the following year, distributions at least equal to 98% of its ordinary income for that calendar year and at least 98% of the excess of any capital gains over any capital losses realized in the one-year period ending October 31 of that year, together with any undistributed amounts of ordinary income and capital gains (in excess of capital losses) from the previous calendar year.

     The Fund may receive dividend distributions from U.S. corporations. To the extent that the Fund receives such dividends and distributes them to its shareholders, and meets certain other requirements of the Code, corporate shareholders of the Fund may be entitled to the "dividends received" deduction. Availability of the deduction is subject to certain holding period and debt-financing limitations.

     If more than 50% in value of the total assets of the Fund at the end of its fiscal year is invested in stock or securities of foreign corporations, the Fund may elect to pass through to its shareholders the pro rata share of all foreign income taxes paid by the Fund. If this election is made, shareholders will be
(i) required to include in their gross income their pro rata share of the Fund's foreign source income (including any foreign income taxes paid by the Fund), and
(ii) entitled either to deduct their share of such foreign taxes in computing their taxable income or to claim a credit for such taxes against their U.S. income tax, subject to certain limitations under the Code, including certain holding period requirements. In this case, shareholders will be informed in writing by the Fund at the end of each calendar year regarding the availability of any credits on and the amount of foreign source income (including or excluding foreign income taxes paid by the Fund) to be included in their income tax returns. If not more than 50% in value of the Fund's total assets at the end of its fiscal year is invested in stock or securities of foreign corporations, the Fund will not be entitled under the Code to pass through to its shareholders their pro rata share of the foreign taxes paid by the Fund. In this case, these taxes will be taken as a deduction by the Fund.

     The Fund may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations.

     The use of hedging strategies, such as entering into futures contracts and forward contracts and purchasing options, involves complex rules that will determine the character and timing of recognition of the income received in connection therewith by the Fund. Income from foreign currencies (except certain gains therefrom that may be excluded by future regulations) and income from transactions in options, futures contracts and forward contracts derived by the Fund with respect to its business of investing in securities or foreign currencies will qualify as permissible income under Subchapter M of the Code.

     For accounting purposes, when the Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently adjusted to the current market value of the option. Any gain or loss realized by the Fund upon the expiration or sale of such options held by the Fund generally will be capital gain or loss.

     Any security, option, or other position entered into or held by the Fund that substantially diminishes the Fund's risk of loss from any other position held by the Fund may constitute a "straddle" for federal income tax purposes. In general, straddles are subject to certain rules that may affect the amount, character and timing of the Fund's gains and losses with respect to straddle positions by requiring, among other things, that the loss realized on disposition of one position of a straddle be deferred until gain is realized on disposition of the offsetting position; that the Fund's holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in the gain being treated as short-term capital gain rather than long-term capital gain); and that losses recognized with respect to certain straddle positions, which would otherwise constitute short-term capital losses, be treated as long-term capital losses. Different elections are available to the Fund that may mitigate the effects of the straddle rules.

     Certain options, futures contracts and forward contracts that are subject to Section 1256 of the Code ("Section 1256 Contracts") and that are held by the Fund at the end of its taxable year generally will be required to be "marked to market" for federal income tax purposes, that is, deemed to have been sold at market value. Sixty percent of any net gain or loss recognized on these deemed sales and 60% of any net gain or loss realized from any actual sales of Section 1256 Contracts will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss.

     Section 988 of the Code contains special tax rules applicable to certain foreign currency transactions that may affect the amount, timing and character of income, gain or loss recognized by the Fund. Under these rules, foreign exchange gain or loss realized with respect to foreign currency-denominated debt instruments, foreign currency forward contracts, foreign currency denominated payables and receivables and foreign currency options and futures contracts (other than options and futures contracts that are governed by the mark-to-market and 60/40 rules of Section 1256 of the Code and for which no election is made) is treated as ordinary income or loss. Some part of the Fund's gain or loss on the sale or other disposition of shares of a foreign corporation may, because of changes in foreign currency exchange rates, be treated as ordinary income or loss under Section 988 of the Code rather than as capital gain or loss.

     A shareholder who purchases shares of the Fund by tendering payment for the shares in the form of other securities may be required to recognize gain or loss for income tax purposes on the difference, if any, between the adjusted basis of the securities tendered to the fund and the purchase price of the Fund's shares acquired by the shareholder.

     Section 475 of the Code requires that a "dealer" in securities must generally "mark to market" at the end of its taxable year all securities which it owns. The resulting gain or loss is treated as ordinary (and not capital) gain or loss, except to the extent allocable to periods during which the dealer held the security for investment. The "mark to market" rules do not apply, however, to a security held for investment which is clearly identified in the dealer's records as being held for investment before the end of the day in which the security was acquired. The IRS has issued guidance under Section 475 that provides that, for example, a bank that regularly originates and sells loans is a dealer in securities, and subject to the "mark to market" rules. Shares of the Fund held by a dealer in securities will be subject to the "mark to market" rules unless they are held by the dealer for investment and the dealer property identifies the shares as held for investment.

     Redemptions and exchanges of shares of the Fund will result in gains or losses for tax purposes to the extent of the difference between the proceeds and the shareholder's adjusted tax basis for the shares. Any loss realized upon the redemption or exchange of shares within six months from their date of purchase will be treated as a long-term capital loss to the extent of distributions of long-term capital gain dividends during such six-month period. All or a portion of a loss realized upon the redemption of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

     Distributions and redemptions may be subject to state and local income taxes, and the treatment thereof may differ from the federal income tax treatment. Foreign taxes may apply to non-U.S. investors.

     The above discussion and the related discussion in the prospectuses are not intended to be complete discussions of all applicable federal tax consequences of an investment in the Fund. The law firm of Paul, Hastings, Janofsky & Walker LLP has expressed no opinion in respect thereof. Nonresident aliens and foreign persons are subject to different tax rules, and may be subject to withholding of up to 30% on certain payments received from the Fund. Shareholders are advised to consult with their own tax advisers concerning the application of foreign, federal, state and local taxes to an investment in the Fund.

                           DIVIDENDS AND DISTRIBUTIONS

     The Fund will receive income in the form of dividends and interest earned on its investments in securities. This income, less the expenses incurred in its operations, is the Fund's net investment income, substantially all of which will be declared as dividends to the Fund's shareholders.

     The amount of income dividend payments by the Fund is dependent upon the amount of net investment income received by the Fund from its portfolio holdings, is not guaranteed and is subject to the discretion of the Board. The Fund does not pay "interest" or guarantee any fixed rate of return on an investment in its shares.

     The Fund also may derive capital gains or losses in connection with sales or other dispositions of its portfolio securities. Any net gain the Fund may realize from transactions involving investments held less than the period required for long-term capital gain or loss recognition or otherwise producing short-term capital gains and losses (taking into account any carryover of capital losses from the eight previous taxable years), although a distribution from capital gains, will be distributed to shareholders with and as a part of dividends giving rise to ordinary income. If during any year the Fund realizes a net gain on transactions involving investments held more than the period required for long-term capital gain or loss recognition or otherwise producing long-term capital gains and losses, the Fund will have a net long-term capital gain. After deduction of the amount of any net short-term capital loss, the balance (to the extent not offset by any capital losses carried over from the eight previous taxable years) will be distributed and treated as long-term capital gains in the hands of the shareholders regardless of the length of time the Fund's shares may have been held by the shareholders. For more information concerning applicable capital gains tax rates, see your tax advisor.

     Any dividend or distribution paid by the Fund reduces the Fund's net asset value per share on the date paid by the amount of the dividend or distribution per share. Accordingly, a dividend or distribution paid shortly after a purchase of shares by a shareholder would represent, in substance, a partial return of capital (to the extent it is paid on the shares so purchased), even though it would be subject to income taxes.

     Dividends and other distributions will be made in the form of additional shares of the Fund unless the shareholder has otherwise indicated. Investors have the right to change their elections with respect to the reinvestment of dividends and distributions by notifying the Transfer Agent in writing, but any such change will be effective only as to dividends and other distributions for which the record date is seven or more business days after the Transfer Agent has received the written request.

                             PERFORMANCE INFORMATION

Total Return

     Average annual total return quotations used in the Fund's advertising and promotional materials are calculated according to the following formula:

     P(1 + T)n = ERV

where "P" equals a hypothetical initial payment of $1000; "T" equals average annual total return; "n" equals the number of years; and "ERV" equals the ending redeemable value at the end of the period of a hypothetical $1000 payment made at the beginning of the period. Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

     For the period from July 9, 1997 (commencement of operations) through June 30, 1998, the Kaminski Poland Fund had a Total Return of (17.6)%.

Yield

     Annualized yield quotations used in the Fund's advertising and promotional materials are calculated by dividing the Fund's investment income for a specified thirty-day period, net of expenses, by the average number of shares outstanding during the period, and expressing the result as an annualized percentage (assuming semi-annual compounding) of the net asset value per share at the end of the period. Yield quotations are calculated according to the following formula:

         YIELD = 2 [(a-b + 1)6 - 1]

                           cd

where "a" equals dividends and interest earned during the period; "b" equals expenses accrued for the period, net of reimbursements; "c" equals the average daily number of shares outstanding during the period that are entitled to receive dividends and "d" equals the maximum offering price per share on the last day of the period.

     Except as noted below, in determining net investment income earned during the period ("a" in the above formula), the Fund calculates interest earned on each debt obligation held by it during the period by (1) computing the obligation's yield to maturity, based on the market value of the obligation (including actual accrued interest) on the last business day of the period or, if the obligation was purchased during the period, the purchase price plus accrued interest; (2) dividing the yield to maturity by 360 and multiplying the resulting quotient by the market value of the obligation (including actual accrued interest). Once interest earned is calculated in this fashion for each debt obligation held by the Fund, net investment income is then determined by totaling all such interest earned.

     For purposes of these calculations, the maturity of an obligation with one or more call provisions is assumed to be the next date on which the obligation reasonably can be expected to be called or, if none, the maturity date.

Other information

     Performance data of the Fund quoted in advertising and other promotional materials represents past performance and is not intended to predict or guarantee future results. The return and principal value of an investment in the Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount. In advertising and promotional materials the Fund may compare its performance with data published by Lipper Analytical Services, Inc. ("Lipper") or CDA Investment Technologies, Inc. ("CDA"). The Fund also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper or CDA. Advertising and promotional materials also may refer to discussions of the Fund and comparative mutual fund data and ratings reported in independent periodicals including, but not limited to, The Wall Street Journal, Money Magazine, Forbes, Business Week, Financial World and Barron's.

                               GENERAL INFORMATION

     Advisors Series Trust is an open-end management investment company organized as a Delaware business trust under the laws of the State of Delaware on October 3, 1996. The Trust currently consists of 15 series of shares of beneficial interest, par value of 0.01 per share. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in the Fund. Each share represents an interest in the Fund proportionately equal to the interest of each other share. Upon the Fund's liquidation, all shareholders would share pro rata in the net assets of the Fund available for distribution to shareholders.

     The Declaration of Trust does not require the issuance of stock certificates. If stock certificates are issued, they must be returned by the registered owners prior to the transfer or redemption of shares represented by such certificates.

     If they deem it advisable and in the best interest of shareholders, the Board of Trustees may create additional series of shares which differ from each other only as to dividends. The Board of Trustees has created 15 series of shares, and may create additional series in the future, each of which have separate assets and liabilities. Income and operating expenses not specifically attributable to a particular Fund are be allocated fairly among the Funds by the Trustees, generally on the basis of the relative net assets of each Fund.

     Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a "majority" (as defined in the Rule) of the voting securities of each series affected by the matter. Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants. The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series. A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

     The Fund's custodian, Star Bank, 425 Walnut Street, Cincinnati, Ohio 45202 is responsible for holding the Funds' assets. Citibank, N.A. acts as the Fund's sub-custodian in Poland. American Data Services, 150 Motor Parkway, Suite 109, Hauppague, NY 11788 acts as the Fund's accounting services agent. The Fund's independent accountants, PricewaterhouseCoopers LLP 33 South 6th Street, Suite 3100, Minneapolis, MN 55402 assist in the preparation of certain reports to the Securities and Exchange Commission and the Fund's tax returns.

     Shares of the Fund owned by the Trustees and officers as a group were less than 1% at June 30, 1998.

     On June 30, 1998, the following additional persons owned of record and/or beneficially more than 5% of the Fund's outstanding voting securities:



     Mager, Donald V. and Shirley M., 2111 Delaware Ave., St. Paul, MN 55118, 6.13% record.



                                    APPENDIX

                             Description of Ratings

Moody's Investors Service, Inc.: Corporate Bond Ratings

     Aaa--Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa---Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

     Moody's applies numerical modifiers "1", "2" and "3" to both the Aaa and Aa rating classifications. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

     A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Standard & Poor's Corporation: Corporate Bond Ratings

     AAA--This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

     AA--Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

     A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

     BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

Commercial Paper Ratings

     Moody's commercial paper ratings are assessments of the issuer's ability to repay punctually promissory obligations. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers: Prime 1--highest quality; Prime 2--higher quality; Prime 3--high quality.

     A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest.

     Issues assigned the highest rating, A, are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers "1", "2" and "3" to indicate the relative degree of safety. The designation A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong. A "+" designation is applied to those issues rated "A-1" which possess extremely strong safety characteristics. Capacity for timely payment on issues with the designation "A-2" is strong. However, the relative degree of safety is not as high as for issues designated A-1. Issues carrying the designation "A-3" have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effect of changes in circumstances than obligations carrying the higher designations.

PART C

OTHER INFORMATION


Item 23.  Exhibits.

                  (1)      Agreement and Declaration of Trust (1)
                  (2)      By-Laws (1)
                  (3)      Not applicable
                  (4)      Form of Investment Advisory Agreement
                  (5)      Distribution Agreement (2)
                  (6)      Not applicable
                  (7)      Custodian Agreement (3)
                  (8)      (i) Administration Agreement with Investment Company
                                     Administration Corporation (2)
                           (ii) Fund Accounting Service Agreement (2)
                           (iii) Transfer Agency and Service Agreement (2)
                  (9)      Not applicable
                  (10)     Consent of Auditors
                  (11)     Not applicable
                  (12)     Investment letters (3)
                  (13)     Form of Distribution Plan
                  (14)     Financial Data Schedule
                  (15)     Multiple Class Plan

     (1) Previously filed with the Registration Statement on Form N-1A (File No. 33-17391) on December 6, 1996 and incorporated herein by reference.

     (2) Previously filed with Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 33-17391) on January 29, 1997 and incorporated herein by reference.

     (3) Previously filed with Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 33-17391) on February 28, 1997 and incorporated herein by reference.

     (4)  Previously  filed  with   Post-Effective   Amendment  No.  26  to  the
Registration Statement on Form N-1A (File No. 33-17391) on June 29, 1998 and incorporated herein by reference.


Item 24.  Persons Controlled by or under Common Control with Registrant.

     None.

Item 25.  Indemnification.

     Article VI of Registrant's By-Laws states as follows:

     Section 1. AGENTS, PROCEEDINGS AND EXPENSES. For the purpose of this Article, "agent" means any person who is or was a Trustee, officer, employee or other agent of this Trust or is or was serving at the request of this Trust as a Trustee, director, officer, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or was a Trustee, director, officer, employee or agent of a foreign or domestic corporation which was a predecessor of another enterprise at the request of such predecessor entity; "proceeding" means any threatened, pending or completed action or proceeding, whether civil, criminal, administrative or investigative; and "expenses" includes without limitation attorney's fees and any expenses of establishing a right to indemnification under this Article.


     Section 2. ACTIONS OTHER THAN BY TRUST. This Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of this Trust) by reason of the fact that such person is or was an agent of this Trust, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding, if it is determined that person acted in good faith and reasonably believed:

     (a) in the case of conduct in his official capacity as a Trustee of the Trust, that his conduct was in the Trust's best interests, and

     (b) in all other cases, that his conduct was at least not opposed to the Trust's best interests, and

     (c) in the case of a criminal proceeding, that he had no reasonable cause to believe the conduct of that person was unlawful.

     The termination of any proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent shall not of itself create a presumption that the person did not act in good faith and in a manner which the person reasonably believed to be in the best interests of this Trust or that the person had reasonable cause to believe that the person's conduct was unlawful.

     Section 3. ACTIONS BY THE TRUST. This Trust shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action by or in the right of this Trust to procure a judgment in its favor by reason of the fact that that person is or was an agent of this Trust, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of that action if that person acted in good faith, in a manner that person believed to be in the best interests of this Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

     Section 4. EXCLUSION OF INDEMNIFICATION. Notwithstanding any provision to the contrary contained herein, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the agent's office with this Trust.

     No   indemnification shall be made under Sections 2 or 3 of this Article:

     (a) In respect of any claim, issue, or matter as to which that person shall have been adjudged to be liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity; or

     (b) In respect of any claim, issue or matter as to which that person shall have been adjudged to be liable in the performance of that person's duty to this Trust, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the circumstances of the case, that person was not liable by reason of the disabling conduct set forth in the preceding paragraph and is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; or

     (c) of amounts paid in settling or otherwise disposing of a threatened or pending action, with or without court approval, or of expenses incurred in defending a threatened or pending action which is settled or otherwise disposed of without court approval, unless the required approval set forth in Section 6 of this Article is obtained.

     Section 5. SUCCESSFUL DEFENSE BY AGENT. To the extent that an agent of this Trust has been successful on the merits in defense of any proceeding referred to in Sections 2 or 3 of this Article or in defense of any claim, issue or matter therein, before the court or other body before whom the proceeding was brought, the agent shall be indemnified against expenses actually and reasonably incurred by the agent in connection therewith, provided that the Board of Trustees, including a majority who are disinterested, non-party Trustees, also determines that based upon a review of the facts, the agent was not liable by reason of the disabling conduct referred to in Section 4 of this Article.

     Section 6. REQUIRED APPROVAL. Except as provided in Section 5 of this Article, any indemnification under this Article shall be made by this Trust only if authorized in the specific case on a determination that indemnification of the agent is proper in the circumstances because the agent has met the applicable standard of conduct set forth in Sections 2 or 3 of this Article and is not prohibited from indemnification because of the disabling conduct set forth in Section 4 of this Article, by:

     (a) A majority vote of a quorum consisting of Trustees who are not parties to the proceeding and are not interested persons of the Trust (as defined in the Investment Company Act of 1940); or

     (b)  A written opinion by an independent legal counsel.

     Section 7. ADVANCE OF EXPENSES. Expenses incurred in defending any proceeding may be advanced by this Trust before the final disposition of the proceeding upon a written undertaking by or on behalf of the agent, to repay the amount of the advance if it is ultimately determined that he or she is not entitled to indemnification, together with at least one of the following as a condition to the advance: (i)security for the undertaking; or (ii) the existence of insurance protecting the Trust against losses arising by reason of any lawful advances; or (iii) a determination by a majority of a quorum of Trustees who are not parties to the proceeding and are not interested persons of the Trust, or by an independent legal counsel in a written opinion, based on a review of readily available facts that there is reason to believe that the agent ultimately will be found entitled to indemnification. Determinations and authorizations of payments under this Section must be made in the manner specified in Section 6 of this Article for determining that the indemnification is permissible.

     Section 8. OTHER CONTRACTUAL RIGHTS. Nothing contained in this Article shall affect any right to indemnification to which persons other than Trustees and officers of this Trust or any subsidiary hereof may be entitled by contract or otherwise.

     Section 9. LIMITATIONS. No indemnification or advance shall be made under this Article, except as provided in Sections 5 or 6 in any circumstances where it appears:

     (a) that it would be inconsistent with a provision of the Agreement and Declaration of Trust of the Trust, a resolution of the shareholders, or an agreement in effect at the time of accrual of the alleged cause of action asserted in the proceeding in which the expenses were incurred or other amounts were paid which prohibits or otherwise limits indemnification; or

     (b) that it would be inconsistent with any condition expressly imposed by a court in approving a settlement.

     Section 10. INSURANCE. Upon and in the event of a determination by the Board of Trustees of this Trust to purchase such insurance, this Trust shall purchase and maintain insurance on behalf of any agent of this Trust against any liability asserted against or incurred by the agent in such capacity or arising out of the agent's status as such, but only to the extent that this Trust would have the power to indemnify the agent against that liability under the provisions of this Article and the Agreement and Declaration of Trust of the Trust.

     Section 11. FIDUCIARIES OF EMPLOYEE BENEFIT PLAN. This Article does not apply to any proceeding against any Trustee, investment manager or other fiduciary of an employee benefit plan in that person's capacity as such, even though that person may also be an agent of this Trust as defined in Section 1 of this Article. Nothing contained in this Article shall limit any right to indemnification to which such a Trustee, investment manager, or other fiduciary may be entitled by contract or otherwise which shall be enforceable to the extent permitted by applicable law other than this Article.

Item 26.  Business and Other Connections of Investment Adviser.

     The information required by this item with respect to American Trust Company is as follows:

     American Trust Company is a trust company chartered under the laws of the State of New Hampshire. Its President and Director, Paul H. Collins, is a director of:

         MacKenzie-Childs, Ltd.
         360 State Road 90
         Aurora, NY 13026

         Great Northern Arts
         Castle Music, Inc.
         World Family Foundation
         all with an address at
         Gordon Road, Middletown, NY

Robert E. Moses, a Director of American Trust Company, is a director of:

         Mascoma Mutual Hold Corp.
         On The Green
         Lebanon, NH 03766

     Information required by this item is contained in the Form ADV of the following entities and is incorporated herein by reference:

         Name of investment adviser                  File No.

         Bay Isle Financial Corporation              801-27563
         Kaminski Asset Management, Inc.             801-53485
         Rockhaven Asset Management, LLC             801-54084
         Chase Investment Counsel Corp.              801-3396
         Avatar Investors Associates Corp.           801-7061
         The Edgar Lomax Company                     801-19358
         Van Deventer & Hoch                         801-6118
         Al Frank Asset Management, Inc.             801-30528
         Heritage West Advisors, LLC                 801-55233
         Howard Capital Management                   801-10188
         Segall Bryant & Hamill                      801-47232

Item 27.  Principal Underwriters.

     (a)  The  Registrant's   principal   underwriter  also  acts  as  principal
underwriter for the following investment companies:

                  Guinness Flight Investment Funds, Inc.
                  Fleming Capital Mutual Fund Group
                  Fremont Mutual Funds
                  Jurika & Voyles Mutual Funds
                  Kayne Anderson Mutual Funds
                  Masters' Select Funds Trust
                  O'Shaughnessy Funds, Inc.
                  PIC Investment Trust
                  Purisima Fund
                  Professionally Managed Portfolios
                  Rainier Investment Management Mutual Funds
                  RNC Mutual Fund Group
                  Brandes Investment Funds
                  Titan Financial Services Fund
                  Trent Equity Fund
                  RNC Mutual Fund Group, Inc.

     (b) The following information is furnished with respect to the officers and directors of First Fund Distributors, Inc.:

                               Position and Offices              Position and
Name and Principal             with Principal                    Offices with
Business Address               Underwriter                       Registrant

Robert H. Wadsworth            President and                     Vice President
4455 E. Camelback Road         Treasurer
Suite 261E
Phoenix, AZ  85018

Eric M. Banhazl                Vice President                    President,
2025 E. Financial Way                                            Treasurer
Glendora, CA 91741                                               and Trustee

Steven J. Paggioli             Vice President and                Vice President
479 West 22nd Street           Secretary
New York, New York 10011

     (c) Not applicable.

Item 28. Location of Accounts and Records.

     The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of the following persons:

     (a) the documents required to be maintained by paragraph (4) of Rule 31a-1(b) will be maintained by the Registrant;

     (b) the documents required to be maintained by paragraphs (5), (6), (10) and (11) of Rule 31a-1(b) will be maintained by the respective investment advisors:

     American Trust Company, One Court Street, Lebanon, NH 03766

     Bay Isle Financial Corporation, 160 Sansome Street, San Francisco, CA 94104

     Kaminski Asset Management, Inc., 319 First Avenue, Suite400, Minneapolis, MN 55401

     Rockhaven Asset Management, 100 First Avenue, Suite 1050, Pittsburgh, PA 15222

     Chase  Investment  Counsel Corp., 300 Preston Avenue,  Charlottesville,  VA
     22902

     Avatar Associates Investment Corp., 900 Third Avenue, New York, NY 10022

     The Edgar Lomax Company, 6564 Loisdale Court, Springfield, VA 22150

     Van Deventer & Hoch, 800 North Brand Boulevard, Glendale, CA 91203

     Al Frank Asset Management, Inc. 465 Forest Avenue, Laguna Beach, CA 92651

     Heritage West Advisors, LLC, 1850 North Central Ave., Suite 610, Phoenix, AZ 85004

     Liberty Bank and Trust Company, 4101 Pauger St., Suite 105, New Orleans, LA 70122

     Howard Capital Management, 45 Rockefeller Plaza, Suite 1440, New York, New York 10111

     Segall Bryant & Hamill,  10 South Wacker  Drive,  Suite 2150,  Chicago,  IL
     60606

     (c) with respect to The Heritage West Dividend Capture Income Fund series of the Registrant, all other records will be maintained by the Registrant; and

     (d) all other documents will be maintained by Registrant's custodian, Star Bank, 425 Walnut Street, Cincinnati, OH 45202.


Item 29. Management Services.

     Not applicable.

Item 30. Undertakings.

     Registrant hereby undertakes to:

     (a) Furnish each person to whom a Prospectus is delivered a copy of the applicable latest annual report to shareholders, upon request and without charge.

     (b) If requested to do so by the holders of at least 10% of the Trust's outstanding shares, call a meeting of shareholders for the purposes of voting upon the question of removal of a director and assist in communications with other shareholders.

     (c) On behalf of each of its series, to change any disclosure of past performance of an Advisor to a series to conform to changes in the position of the staff of the Commission with respect to such presentation.

                                INDEX TO EXHIBITS


Exhibit Number             Description

EX-2                       Multiple Class Plan
EX-27.3                    Financial Data Schedule
EX-99.B5                   Advisory Agreement
EX-99.B15                  Distribution Plan
EX-99.B11                  Consent of Independent Auditor

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement on Form N-1A of Advisors Series Trust to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Phoenix and State of Arizona on the 15th day of January, 1999.

                                                ADVISORS SERIES TRUST


                                                By   /s/ Eric M. Banhazl*
                                                          Eric M. Banhazl
                                                          President

     This Amendment to the Registration Statement on Form N-1A of Advisors Series Trust has been signed below by the following persons in the capacities indicated on January 15, 1999.







/s/ Eric M. Banhazl*                        President, Principal Financial
Eric M. Banhazl                             and Accounting Officer, and Trustee


/s/ Walter E. Auch Sr.*                     Trustee
Walter E. Auch, Sr.


/s/ Donald E. O'Connor*                     Trustee
Donald E. O'Connor


/s/ George T. Wofford III*                  Trustee
George T. Wofford III

* /s/ Robert H. Wadsworth
By:  Robert H. Wadsworth
       Attorney in Fact